                                                       REGISTRATION NO. 33-16999


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549





                         POST-EFFECTIVE AMENDMENT NO. 13
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2



                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               GORDON E. MCCUTCHAN
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box).

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on December 23, 1996 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a) (3) thereof, a non-refundable fee in the amount of $500.00 has been paid to the Commission. On behalf of its separate account registrants, the Company has filed its 24f-2 Notices for the fiscal year ended December 31, 1995, on February 15, 1996.

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                               CAPTION IN PROSPECTUS

  1....................................Nationwide Life Insurance Company
                                       The Variable Account
  2....................................Nationwide Life Insurance Company
  3....................................Custodian of Assets
  4....................................Distribution of The Policies
  5....................................The Variable Account
  6....................................Not Applicable
  7....................................Not Applicable
  8....................................Not Applicable
  9....................................Legal Proceedings
 10....................................Information About The Policies; How
                                       The Cash Value Varies; Right to
                                       Exchange for a Fixed Benefit Policy;
                                       Reinstatement; Other Policy
                                       Provisions
 11....................................Investments of The Variable Account
 12....................................The Variable Account
 13....................................Policy Charges
                                       Reinstatement
 14....................................Underwriting and Issuance - Premium
                                       Payments
                                       Minimum Requirements for Issuance
                                       of a Policy
 15....................................Investments of the Variable Account;
                                       Premium Payments
 16....................................Underwriting and Issuance -
                                       Allocation of Cash Value
 17....................................Surrendering The Policy for Cash
 18....................................Reinvestment
 19....................................Not Applicable
 20....................................Not Applicable
 21....................................Policy Loans
 22....................................Not Applicable
 23....................................Not Applicable
 24....................................Not Applicable
 25....................................Nationwide Life Insurance Company
 26....................................Not Applicable
 27....................................Nationwide Life Insurance Company
 28....................................Company Management
 29....................................Company Management
 30....................................Not Applicable
 31....................................Not Applicable
 32....................................Not Applicable
 33....................................Not Applicable
 34....................................Not Applicable
 35....................................Nationwide Life Insurance Company
 36....................................Not Applicable
 37....................................Not Applicable
 38....................................Distribution of The Policies
 39....................................Distribution of The Policies
 40....................................Not Applicable
 41(a).................................Distribution of The Policies
 42....................................Not Applicable
 43....................................Not Applicable
 44....................................How The Cash Value Varies
 45....................................Not Applicable

 N-8B-2 ITEM                                  CAPTION IN PROSPECTUS

 46....................................How The Cash Value Varies
 47....................................Not Applicable
 48....................................Custodian of Assets
 49....................................Not Applicable
 50....................................Not Applicable
 51....................................Summary of The Policies; Information
                                       About The Policies
 52....................................Substitution of Securities
 53....................................Taxation of The Company
 54....................................Not Applicable
 55....................................Not Applicable
 56....................................Not Applicable
 57....................................Not Applicable
 58....................................Not Applicable
 59....................................Financial Statements

                      SUPPLEMENT DATED DECEMBER 23, 1996 TO
                        PROSPECTUS DATED MAY 1, 1996 FOR

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

         1.Effective December 23,1996, the underlying Mutual Fund Options located on page 1 of the Prospectus are hereby amended to include the following underlying Mutual Funds:

                  DREYFUS VARIABLE INVESTMENT FUND
                  -  Growth & Income Portfolio*

                  TCI PORTFOLIOS, INC. AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC.***
                  - TCI Value

                  VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)
                  - Worldwide Emerging Markets Fund

                  WARBURG PINCUS TRUST
                  -  Post-Venture Capital Portfolio

                  *The Growth and Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds

         2. The expense table located on page 7 of the Prospectus is hereby amended to include the following information:


---------------------------------------------------------------------------------------------------------------------------
                                                                    Management Fees      Other       Total Expenses
                                                                                        Expenses
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth & Income Portfolio              0.75%           0.20%           0.95%
---------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - TCI Value                                         1.00%           0.00%           1.00%
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide  Insurance  Trust - Worldwide  Emerging  Markets       1.00%           0.00%           1.00%
Fund
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital Portfolio**                  0.65%           0.75%           1.40%
---------------------------------------------------------------------------------------------------------------------------

         **Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, Management Fees for the Portfolio would equal 1.25%; other Expenses would equal .81%; and Total Portfolio Operating Expenses would equal 2.06%. Other Expenses for the Portfolio are based on annualized estimates of expenses for the fiscal year ending December 31, 1996, net of any fee waivers or expense reimbursements. The investment adviser has undertaken to limit the Portfolio's Total Portfolio Operating Expenses through December 31,1996.

         ***Effective January 1, 1997, Twentieth Century Companies, Inc. will change its name to American Century Companies, Inc. Also effective January 1, 1997, Twentieth Century Mutual Funds is changing its name to American Century(SM) Investments.

3. The section entitled THE VARIABLE ACCOUNT located on pages 8 through 16 of the Prospectus is also amended to include the following information regarding the underlying Mutual Funds:

         DREYFUS VARIABLE INVESTMENT FUND

                  Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

         GROWTH AND INCOME PORTFOLIO

         Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

         TCI PORTFOLIOS, INC., A MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS

                  TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, which is changing its name to American Century(SM) Investments, effective January 1, 1997. TCI Portfolios, Inc. is managed by Investors Research Corporation, which is changing its name to American Century Investment Management, Inc., effective January 1, 1997.

         - TCI VALUE FUND

         Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

         VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

                  Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment advisor and manager is Van Eck Associates Corporation.

         - WORLDWIDE EMERGING MARKETS FUND

         Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment adviser to this Fund.

         WARBURG PINCUS TRUST

                  The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of the Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life Policies. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors")

         - POST-VENTURE CAPITAL PORTFOLIO

         Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

4. The section entitled "TRANSFERS" located on page 14 of the Prospectus is hereby amended by adding the following information:

         Policies described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Policy Owners to make transfers and exchanges among the Sub-Accounts (the underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Policy Owners not utilizing market timing services.

         Accordingly, the right to exchange Cash Surrender Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Policy Owners. THE RIGHTS OF INDIVIDUAL POLICY OWNERS TO EXCHANGE CASH SURRENDER VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE POLICY OWNER, OR BY THE POLICY OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or (2) the transfer or exchange instructions of individual policy owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Policy Owners.

5. Effective October 17, 1996, Nationwide Financial Services, Inc. has changed its name to Nationwide Advisory Services, Inc. Accordingly, any and all references to Nationwide Financial Services, Inc. in this Prospectus are hereby amended to reflect this name change.

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 182150
                              One Nationwide Plaza
                            Columbus, Ohio 43218-2150
                       (800) 547-7548, TDD (800) 238-3035

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES*
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-2

The Life Insurance Policies offered by this prospectus are variable life insurance policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage on the Insured named in the Policy. The Policies may also provide a Cash Surrender Value if the Policy is terminated during the lifetime of the Insured. The Death Benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-2 (the "Variable Account") or the Fixed Account to which Cash Values are allocated.

The Policies described in this prospectus may meet the definition of "modified endowment contracts" under Section 7702A of the Internal Revenue Code (the "Code"). The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts in the same way annuities are taxed. Any distribution is taxable to the extent the Cash Value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. The Code also provides for a 10% tax penalty on the taxable portion of such distributions. That penalty is applicable unless the distribution is 1) paid after the Policy Owner is 59 1/2 or disabled; or 2) the distribution is part of an annuity to the Policy Owner as defined in the Code (see "Tax Matters").

It may not be advantageous to replace existing insurance with Policies described in this prospectus. It may also be disadvantageous to purchase a policy to obtain additional insurance protection if the purchaser already owns another variable life insurance policy. The policies may not be advantageous for persons who may wish to make policy loans or withdrawals prior to attaining age 59 1/2 (see "Tax Matters").

*The contract is titled a "Flexible Premium Variable Life Insurance Policy" in Texas. The Policy Owner may allocate premiums and Cash Value to one or more of the sub-accounts of the Variable Account and the Fixed Account. The assets of each sub-account will be used to purchase, at net asset value, shares of a designated underlying Mutual Fund in the following series of the underlying variable account Mutual Fund options:

DREYFUS                                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS:
     -Dreyfus Stock Index Fund                                    -Bond Fund
     -Dreyfus Socially Responsible Growth Fund                    -Global Securities Fund
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:                        -Multiple Strategies Fund
     -High Income Portfolio*                                 STRONG SPECIAL FUND II, INC.
     -Equity-Income Portfolio                                STRONG VARIABLE INSURANCE FUNDS, INC.:
     -Growth Portfolio                                            -Discovery Fund II, Inc.
     -Overseas Portfolio                                          -International Stock Fund II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:                TCI PORTFOLIOS, INS.:
     -Asset Manager Portfolio                                     -TCI Growth
     -Contrafund Portfolio                                        -TCI Balanced
NATIONWIDE SEPARATE ACCOUNT TRUST:                                -TCI International
     -Capital Appreciation Fund                              VAN ECK WORLDWIDE INSURANCE TRUST:
     -Money Market Fund                                           -Gold and Natural Resources Fund
     -Government Bond Fund                                        -Worldwide Bond Fund
     -Small Company Fund                                     VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST:
     -Total Return Fund                                           -Real Estate Securities Fund
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:                WARBURG PINCUS TRUST
     -Limited Maturity Bond Portfolio                             -International Equity Portfolio
     -Growth Portfolio                                            -Small Company Growth Portfolio
     -Partners Portfolio


* The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH. INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

Nationwide Life Insurance Company (the "Company") guarantees that the Death Benefit for a Policy will never be less than the Specified Amount stated on the Policy data pages as long as the Policy is in force. There is no guaranteed Cash Surrender Value. If the Cash Surrender Value is insufficient to cover the charges under the Policy, the Policy will lapse.

This prospectus generally describes only that portion of the Cash Value allocated to the Variable Account. For a brief summary of the Fixed Account Option, see "The Fixed Account Option."

                   The date of this prospectus is May 1, 1996.

                                GLOSSARY OF TERMS

ATTAINED AGE- The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Cash Value.

BENEFICIARY- The person to whom the proceeds due on the Insured's death are paid.

CASH VALUE- The sum of the value of Policy assets in the Variable Account, Fixed Account and any associated value in the Policy Loan Account.

CASH SURRENDER VALUE- The Policy's Cash Value, less any indebtedness under the Policy, less any Surrender Charge.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

DEATH PROCEEDS- Amount of money payable to the Beneficiary if the Insured dies while the Policy is in force.

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GUIDELINE SINGLE PREMIUM- The amount of single premium calculated in accordance with the provisions of the Internal Revenue Code. It represents the single premium required to mature the Policy under guaranteed mortality and expense charges, and an interest rate of 6%.

INSURED- The person whose life is covered by the Policy, and who is named on the Policy Data Page.

MATURITY DATE- The Policy Anniversary on or following the Insured's 95th birthday.

MONTHLY ANNIVERSARY DAY- The same day as the Policy Date for each succeeding month.

MUTUAL FUNDS- The underlying mutual funds which correspond to the sub-accounts of the Variable Account.

NET ASSET VALUE- The worth of one share at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

POLICY ANNIVERSARY- An anniversary of the Policy Date.

POLICY CHARGES- All deductions made from the value of the Variable Account, or the Policy Cash Value.

POLICY DATE- The date the provisions of the Policy take effect, as shown on the Policy Owner's Policy Data Page.

POLICY LOAN ACCOUNT- The portion of the Cash Value which results from Policy Loans.

POLICY OWNER- The person designated in the Policy application as the Owner. In the State of New York, the variable life insurance policies offered by the Company are offered as "Certificates" for "Certificate Owners" under a group contract rather than individual Policies. The provisions of both these Certificates and the Policies are essentially the same and references to the provisions of Policies and rights of Policy Owners in this prospectus include Certificates and Certificate Owners.

POLICY YEAR- Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

SPECIFIED AMOUNT- A dollar amount used to determine the Death Benefit under a Policy. It is shown on the Policy Data Page.

SURRENDER CHARGE- An amount deducted from the Cash Value if the Policy is surrendered.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office is open for business or any other day during which there is sufficient degree of trading that the current net asset value of the Accumulated Units might be materially affected.

VALUATION PERIOD- A period commencing with the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- A separate investment account of Nationwide Life Insurance Company.

                                                    TABLE OF CONTENTS

GLOSSARY OF TERMS..............................................3
SUMMARY OF THE POLICIES........................................6
         Variable Life Insurance...............................6
         The Variable Account and its Sub-Accounts.............6
         The Fixed Account.....................................6
         Deductions and Charges................................6
         Premiums..............................................7
NATIONWIDE LIFE INSURANCE COMPANY..............................8
THE VARIABLE ACCOUNT...........................................8
         Investments of the Variable Account...................8
         Dreyfus...............................................9
         Fidelity's Variable Insurance Products Fund...........9
         Fidelity's Variable Insurance Products Fund II.......10
         Nationwide Separate Account Trust....................10
         Neuberger & Berman Advisers Management Trust.........11
         Oppenheimer Variable Account Funds...................11
         Strong Special Fund II, Inc..........................12
         Strong Variable Insurance Funds, Inc.................12
         TCI Portfolios, Inc., a member of the Twentieth
           Century Family of Mutual Funds ....................12
         Van Eck Worldwide Insurance Trust (Formerly
           Van Eck Investment Trust) .........................13
         Van Kampen American Capital Life Investment Trust....13
         Warburg Pincus Trust.................................14
         Reinvestment.........................................14
         Transfers............................................14
         Dollar Cost Averaging................................15
         Substitution of Securities...........................15
         Voting Rights........................................15
INFORMATION ABOUT THE POLICIES................................16
         Underwriting and Issuance............................16
         -Minimum Requirements for Issuance of a Policy.......16
         -Premium Payments....................................16
         -Allocation of Cash Value............................16
         -Short-Term Right to Cancel Policy...................16
POLICY CHARGES................................................17
         Deductions from Premiums.............................17
         Deductions from Cash Value...........................17
         -Charges on Surrender................................17
         -Annual Administrative Charge........................17
         -Cost of Insurance Charge............................17
         Deductions from the Sub-Accounts.....................18
         -Mortality and Expense Risk Charge...................18
         -Administrative Expense Charge.......................18
         -Premium Tax Recovery Charge.........................18
         -Income Tax Charge...................................19
HOW THE CASH VALUE VARIES.....................................19
         How the Investment Experience is Determined..........19
         Net Investment Factor................................19
         Valuation of Assets..................................20
         Determining the Cash Value...........................20
         Valuation Periods and Valuation Dates................20
SURRENDERING THE POLICY FOR CASH..............................20
         Right to Surrender...................................20
         Cash Surrender Value.................................20
         Partial Surrenders...................................20
         Maturity Proceeds....................................21
         Income Tax Withholding...............................21
POLICY LOANS..................................................21
         Taking a Policy Loan.................................21
         Effect on Investment Performance.....................21
         Interest.............................................21
         Effect on Death Benefit and Cash Value...............22

         Repayment......................................................22
HOW THE DEATH BENEFIT VARIES............................................22
         -Calculation of the Death Benefit..............................22
         -Proceeds Payable on Death.....................................23
RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY............................23
CHANGES OF INVESTMENT POLICY............................................23
GRACE PERIOD............................................................24
REINSTATEMENT...........................................................24
THE FIXED ACCOUNT OPTION................................................24
CHANGES IN EXISTING INSURANCE COVERAGE..................................24
         Changes in the Specified Amount................................25
         Changes in the Death Benefit Option............................25
OTHER POLICY PROVISIONS.................................................25
         Policy Owner...................................................25
         Beneficiary....................................................25
         Assignment.....................................................25
         Incontestability...............................................25
         Error in Age or Sex............................................26
         Suicide........................................................26
         Nonparticipating Policies......................................26
LEGAL CONSIDERATIONS....................................................26
DISTRIBUTION OF THE POLICIES............................................26
CUSTODIAN OF ASSETS.....................................................26
TAX MATTERS.............................................................26
         Policy Proceeds................................................26
         Taxation of the Company........................................27
         Other Considerations...........................................28
THE COMPANY.............................................................28
COMPANY MANAGEMENT......................................................28
         Directors of the Company.......................................28
         Executive Officers of the Company..............................29
OTHER CONTRACTS ISSUED BY THE COMPANY...................................30
STATE REGULATION........................................................30
REPORTS TO POLICY OWNERS................................................30
ADVERTISING.............................................................30
LEGAL PROCEEDINGS.......................................................30
EXPERTS.................................................................30
REGISTRATION STATEMENT..................................................31
LEGAL OPINIONS..........................................................31
APPENDIX 1..............................................................32
APPENDIX 2..............................................................33
APPENDIX 3..............................................................44
PERFORMANCE TABLES......................................................45
FINANCIAL STATEMENTS....................................................49

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.


                             SUMMARY OF THE POLICIES

VARIABLE LIFE INSURANCE

The variable life insurance Policies offered by Nationwide Life Insurance Company (the "Company") are similar in many ways to fixed-benefit whole life insurance. As with fixed-benefit whole life insurance, the Owner of the Policy pays a premium for life insurance coverage on the person insured. Also like fixed-benefit whole life insurance, the Policies may provide for a Cash Surrender Value which is payable if the Policy is terminated during the Insured's lifetime. (As with fixed-benefit whole life insurance, the Cash Surrender Value during the early Policy years may be substantially lower than the premiums paid.)

However, the Policies differ from fixed-benefit whole life insurance in several respects. Unlike fixed-benefit whole life insurance, the Death Benefit and Cash Value of the Policies may increase or decrease to reflect the investment performance of the Variable Account sub-accounts or the Fixed Account to which Cash Values are allocated (see "How the Death Benefit Varies"). There is no guaranteed Cash Surrender Value (see "How the Cash Value Varies"). If the Cash Surrender Value is insufficient to pay Policy Charges, the Policy will lapse.

THE VARIABLE ACCOUNT AND ITS SUB-ACCOUNTS

The Company places the Policy's Cash Value in the Nationwide VLI Separate Account-2 (the "Variable Account") at the time the Policy is issued. The Policy Owner selects the sub-accounts of the Variable Account or the Fixed Account into which the Cash Value will be allocated (see "Allocation of Cash Value"). When the Policy is issued, the Cash Value will be allocated to the Nationwide Separate Account Trust Money Market Fund sub-account (for any Cash Value allocated to a sub-account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Assets of each sub-account are invested at net asset value in shares of a corresponding underlying Mutual Fund option. For a description of the underlying Mutual Fund options and their investment objectives, see "Investments of the Variable Account."

THE FIXED ACCOUNT

The Fixed Account is funded by the assets of the Company's General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 4%.

DEDUCTIONS AND CHARGES

The Company deducts certain charges from the assets of the Variable Account and the Cash Value of the Policy. These charges are made for administrative and sales expenses, state premium taxes, providing life insurance protection and assuming the mortality and expense risks.

The Company deducts a charge for the cost of insurance from the Policy's Cash Value on the Policy Date and each Monthly Anniversary Day. The Company deducts an annual policy administrative charge from the Policy's Cash Value at the beginning of each Policy Year after the first. The current annual charge is $90 ($65 in New York) for total premium payments less than $25,000 and $50 for total premium payments greater than or equal to $25,000. This charge is guaranteed never to exceed $135 ($120 in New York) for total premium payments less than $25,000 and $75 for total premium payments greater than or equal to $25,000. The Company also deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks, administrative charges and premium tax recovery. These current charges are equal on an annual basis to 1.30% of the Variable Account assets for the first 10 Policy Years and 1.00% thereafter and are guaranteed never to exceed 1.60% and 1.30% respectively. For Policies which are surrendered, the Company may deduct a Surrender Charge. The Surrender Charge associated with each premium payment will not exceed 8.5% of the premium payment, and will be applied for nine years after the effective date of the premium payment. The Surrender Charge is designed to recover certain expenses incurred by the Company related to the sale of the Policies.

Underlying Mutual Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each underlying Mutual Fund's investment adviser for managing the underlying Mutual Fund and selecting its portfolio of securities. Other underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the underlying Mutual Fund. The management fees and other expenses for each underlying Mutual Fund for its most recently completed fiscal year, expressed as a percentage of the underlying Mutual Fund's average assets, are as follows:

                                                     Management Fees   Other Expenses    Total Expenses
----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                   0.27%             0.12%             0.39%
----------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund                   0.69%             0.58%             1.27%
----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income Portfolio                  0.51%             0.10%             0.61%
----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio                         0.61%             0.09%             0.70%
----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income Portfolio                    0.60%             0.11%             0.71%
----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas Portfolio                       0.76%             0.15%             0.91%
----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset Manager Portfolio               0.71%             0.08%             0.79%
----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund Portfolio                  0.61%             0.11%             0.72%
----------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                             0.50%             0.04%             0.54%
----------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                                  0.50%             0.01%             0.51%
----------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                     0.50%             0.02%             0.52%
----------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                                    1.00%             0.25%             1.25%
----------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                     0.50%             0.01%             0.51%
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust-              0.84%             0.10%             0.94%
Growth Portfolio
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust-              0.65%             0.10%             0.75%
Limited Maturity Bond Portfolio
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust-              0.85%             0.30%             1.15%
Partners Portfolio
----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Bond Fund               0.75%             0.05%             0.80%
----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Global                  0.74%             0.15%             0.89%
Securities Fund
----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Multiple                0.74%             0.03%             0.77%
Strategies Fund
----------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -Discovery           1.00%             0.31%             1.31%
Fund II, Inc.
----------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                           1.00%             0.97%             1.97%
Inc.-International Stock Fund II
----------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                               1.00%             0.20%             1.20%
----------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Balanced                          1.00%             0.00%             1.00%
----------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Growth                            1.00%             0.00%             1.00%
----------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI International                     1.50%             0.00%             1.50%
----------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance  Trust-Gold and Natural        0.80%             0.16%             0.96%
Resources
----------------------------------------------------------------------------------------------------------
Van Eck Worldwide  Insurance  Trust-Worldwide  Bond        0.79%             0.15%             0.94%
Fund
----------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment                1.00%             1.90%             2.90%
Trust-Real Estate Securities Portfolio
----------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International Equity Portfolio        1.00%             0.44%             1.44%
----------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth Portfolio        0.90%             0.35%             1.25%
----------------------------------------------------------------------------------------------------------


The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash Value. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value. The management fees and other expenses are more fully described in the prospectuses for each individual underlying Mutual Fund. The management fees and other expenses, some of which may be subject to fee waivers or expense reimbursements, are more fully described in the prospectus for each underlying Mutual Fund. The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund was not independently verified by the Company.

PREMIUMS

The minimum premium for which a Policy may be issued is $10,000. A Policy may be issued to an insured up to age 80.

For a limited time, the Policy Owner has a right to cancel the Policy and receive a full refund of premiums paid (see "Short-Term Right to Cancel Policy").

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise of companies which includes Nationwide Mutual Insurance Company, Nationwide Indemnity Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company and their affiliated companies. The Company's home office is at One Nationwide Plaza, Columbus, Ohio 43216.

The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico, and in all states (for additional information, see "The Company").

                              THE VARIABLE ACCOUNT

The Nationwide VLI Separate Account-2 (the "Variable Account"), was established by a resolution of the Company's Board of Directors, on May 7,1987, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio, 43216, serves as Trustee for the Trust. Nationwide Financial Services, Inc., One Nationwide Plaza, Columbus, Ohio, 43216, serves a principal underwriter for the Trust. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The Death Benefit and Cash Value under the Policy may vary with the investment performance of the investments in the Variable Account (see "How the Death Benefit Varies" and "How the Cash Value Varies").

Premium payments and Cash Value are allocated within the Variable Account among one or more sub-accounts. The assets of each sub-account are used to purchase shares of the underlying Mutual Fund options designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the underlying Mutual Fund options designated by the Policy Owner.

INVESTMENTS OF THE VARIABLE ACCOUNT

At the time of application, the Policy Owner elects to have the Cash Value allocated among one or more of the Variable Account sub-accounts and the Fixed Account (see "Allocation of Cash Value"). When the policy is issued, the Policy's Cash Value not allocated to the Fixed Account is placed in the Nationwide Separate Account Trust Money Market sub-account (for any Cash Value allocated to a Sub-Account on the application) or Fixed Account until expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. At the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, shares of the underlying Mutual Funds specified by the Policy Owner are purchased at net asset value for the respective sub-account(s). Such election is subject to any minimum premium limitations which may be imposed by the underlying Mutual Fund option(s). In addition, no less than 5% of premium may be allocated to any one sub-account or the Fixed Account. The Policy Owner may change the allocation of Cash Value or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each underlying Mutual Fund option and as set forth in this prospectus (see "Transfers", "Allocation of Cash Value" and "Short-Term Right to Cancel Policy").

Additional Premium payments, upon acceptance, will be allocated to the Nationwide Separate Account Trust Money Market Fund unless the Policy Owner specifies otherwise (see "Premium Payments").

Each of the underlying Mutual Fund options is a series of registered investment companies which receive investment advice from a registered investment advisers:

1)       Dreyfus Stock Index Fund, managed by Wells Fargo Nikko Investment
         Advisors;

2)       Dreyfus Socially Responsible Growth Fund, Inc., managed by Dreyfus
         Corporation;

3) Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company;

4) Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company;

5) The Nationwide Separate Account Trust, managed by Nationwide Financial Services, Inc.;

6) Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;

7) Oppenheimer Variable Account Funds, managed by Oppenheimer Management Corporation;

8)       Strong Special Fund II, Inc., managed by Strong Capital Management,
         Inc.;

9) Strong Variable Insurance Funds, Inc., managed by Strong Capital Management, Inc.;

10) TCI Portfolios, Inc., managed by Investors Research Corporation, an affiliate of Twentieth Century Companies;

11) Van Eck Worldwide Insurance Trust (Formerly Van Eck Investment Trust), managed by Van Eck Associates Corporation;

12) Van Kampen American Capital Life Investment Trust managed by Van Kampen American Capital Asset Management, Inc.

13)      Warburg Pincus Trust, managed by Warburg Pincus Counsellors, Inc.

A summary of investment objectives is contained in the description of each underlying Mutual Fund below. These underlying Mutual Fund options are available only to serve as the underlying investment for variable annuity and variable life contracts issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which is disclosed in the underlying Mutual Funds' prospectuses. A full description of the underlying Mutual Funds, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective underlying Mutual Funds. A prospectus for the underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith.

DREYFUS

- DREYFUS STOCK INDEX FUND The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, the Dreyfus Life and Annuity Index Fund began doing business as the Dreyfus Stock Index Fund.

         Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

- THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capital Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

         Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ('FMR') is the Fund's manager.

- HIGH INCOME PORTFOLIO Investment Objective: To obtain a high level of current income by investing primarily in high-risk, high-yielding, lower rated fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Fund's assets as follows:

         - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-based securities;

         - up to 20% in common stocks and other equity securities when consistent with the Fund's primary objective or acquired as part of a unit combining fixed-income and equity securities.

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Fund may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Fund's prospectus.

-      EQUITY-INCOME PORTFOLIO
       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-      GROWTH PORTFOLIO
       Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-      OVERSEAS PORTFOLIO
       Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

-      ASSET MANAGER PORTFOLIO
       Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-      CONTRAFUND PORTFOLIO
       Investment Objective: To seek capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc., One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

-      CAPITAL APPRECIATION FUND
       Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

-      MONEY MARKET FUND
       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

-      GOVERNMENT BOND FUND

       Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-      SMALL COMPANY FUND
       Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less then $1 billion at the time of purchase. Nationwide Financial Services, Inc. ("NFS"), the Fund's adviser, has contracted with a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NFS hopes to increase prospects for investment return and to reduce market risk and volatility.

-      TOTAL RETURN FUND
       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds, with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

-      LIMITED MATURITY BOND PORTFOLIO
       Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

-      GROWTH PORTFOLIO
       Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

-      PARTNERS PORTFOLIO
       Investment Objective: To seek capital growth. This portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment advisor.

- BOND FUND Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

-      GLOBAL SECURITIES FUND
       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

-      MULTIPLE STRATEGIES FUND
       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG SPECIAL FUND II, INC.
       The Strong Special Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.

       Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment advisor to the Funds.

-      DISCOVERY FUND II, INC.
       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

-      INTERNATIONAL STOCK FUND II
       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS

TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, TCI Portfolios is managed by Investors Research Corporation.

-      TCI BALANCED
       Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

-      TCI GROWTH
       Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

       The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-      TCI INTERNATIONAL
       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

       (Although the Statement of Additional Information concerning TCI Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

-      GOLD AND NATURAL RESOURCES FUND
       Investment Objective: To seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an objective.

-      WORLDWIDE BOND FUND (FORMERLY GLOBAL BOND FUND)
       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

       The American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.

-      REAL ESTATE SECURITIES FUND
       Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

-      INTERNATIONAL EQUITY PORTFOLIO
       Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-      SMALL COMPANY GROWTH PORTFOLIO
       Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

REINVESTMENT

The underlying Mutual Funds described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the Mutual Funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy (see "Allocation of Cash Value").

TRANSFERS

The Policy Owner may transfer Cash Value among the sub-accounts of the Variable Account and the Fixed Account. A transfer will take effect on the date of receipt of written notice at the Company's home office. Transfer requests must be in a written form acceptable to the Company.

The Policy Owner may request a transfer of up to 100% of the Cash Value from the Variable Account to the Fixed Account. The Policy Owner's Cash Value in each sub-account will be determined as of the date the transfer request is received in the home office in good order. The Company reserves the right to restrict transfers to the Fixed Account to 25% of the Cash Value.

The Policy Owner may annually transfer a portion of the value of the Fixed Account to the Variable Account and a portion of the Variable Account to the Fixed Account, without penalty or adjustment. The Company reserves the right to limit the amount of Cash Value transferred out of the Fixed Account each Policy Year. Transfers from the Fixed Account must be made within 30 days after the termination date of the interest rate guarantee period.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Policy Owner and any agent of record at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days written notice to Policy Owners.

Policy Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging" below) may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

DOLLAR COST AVERAGING

The Policy Owner may direct the Company to automatically transfer from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account to any other sub-account within the Variable Account on a monthly basis. This service is intended to allow the Policy Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging, will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging, there must be a minimum total Cash Value, less policy indebtedness, of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Policy Owner in order to begin transfers. Once elected, transfers from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account will be processed monthly until either the value in the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account is completely depleted or the Policy Owner instructs the Company in writing to cancel the monthly transfers.

The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Policy Owners however, any such discontinuation would not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

SUBSTITUTION OF SECURITIES

If shares of the underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management further investment in such underlying Mutual Funds should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of another underlying Mutual Fund for shares already purchased or to be purchased in the future by premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it and any state insurance department may impose.

VOTING RIGHTS

Voting rights under the Policies apply with respect to Cash Value allocated to the sub-accounts of the Variable Account.

In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds in accordance with instructions received from Policy Owners. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, the Company may elect to do so.

The Policy Owner shall have the voting interest under a Policy. The number of shares in each sub-account for which the Policy Owner may give voting instructions is determined by dividing any portion of the Policy's Cash Value derived from participation in that underlying Mutual Fund by the net asset value of one share of that underlying Mutual Fund.

The number of shares which a person has a right to vote will be determined as of a date chosen by the Company, but not more than 90 days prior to the meeting of the underlying Mutual Fund. Voting instructions will be solicited by written communication prior to such meeting.

Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received.

Each person having a voting interest in the Variable Account will receive periodic reports relating to investments of the Variable Account, the underlying Mutual Fund(s') proxy material and a form with which to give such voting instructions.

Notwithstanding contrary Policy Owner voting instructions, the Company may vote underlying Mutual Fund shares in any manner necessary to enable the underlying Mutual Fund to (1) make or refrain from making any change in the investments or investment policies for any of the underlying Mutual Funds, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or
(3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                         INFORMATION ABOUT THE POLICIES

UNDERWRITING AND ISSUANCE

-Minimum Requirements for Issuance of a Policy

The minimum amount of initial premium that will be accepted by the Company is $10,000. Policies may be issued to Insureds issue ages 80 or younger. Before issuing any Policy, the Company requires evidence of insurability satisfactory to it, which may include a medical examination.

-Premium Payments

The initial premium for a Policy is payable in full at the Company's home office. The minimum amount of initial premium required is $10,000 for issue ages 75 or younger and $50,000 for issue ages 76 through 80. The Specified Amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. Upon payment of an initial premium, temporary insurance may be provided, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon completion of all underwriting requirements, payment of the initial premium, and delivery of the Policy while the insured is still living.

The Policy Owner may make additional premium payments. The Policy is primarily intended to be a single premium with a limited ability to make additional payments. Subsequent premium payments under the Policy are permitted under the following circumstances:

       1. an additional premium payment is required to keep the Policy in force (see "Grace Period"); or

       2. except in Virginia, additional premium payments of at least $1,000 may be made at any time provided the premium limits prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract are not violated.

Payment of additional premiums if accepted, may increase the Specified Amount of insurance. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk. The Company may also require that any existing Policy indebtedness is repaid prior to accepting any additional premium payments.

The Company will not accept a subsequent premium payment which would result in total premiums paid exceeding the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract.

-Allocation of Cash Value

At the time a Policy is issued, its Cash Value will be based on the Nationwide Separate Account Trust Money Market Fund sub-account value or the Fixed Account as if the Policy had been issued and the premium invested on the date the premium was received in good order by the Company. When the Policy is issued, the Cash Value will be allocated to the Nationwide Separate Account Trust Money Market Fund sub-account (for any Cash Value allocated to a Sub-Account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Cash Value not designated for the Fixed Account will be placed in the Nationwide Separate Account Trust Money Market Sub-Account. At the expiration of the period in which the Policy Owner may exercise his or her short term right to cancel the Policy, shares of the underlying Mutual Funds specified by the Policy Owner are purchased at net asset value for the respective sub-account(s). The Policy Owner may change the allocation of Cash Value or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each underlying Mutual Fund and as set forth in the prospectus. Cash Value allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary (see "Transfers" and "Investments of the Variable Account").

The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%.

-Short-Term Right to Cancel Policy

A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. The Policy can be mailed or delivered to the registered representative who sold it, or the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund the total premiums paid within seven days after it receives the Policy.

                                 POLICY CHARGES

DEDUCTIONS FROM PREMIUMS

No deduction is made from any premium at the time of payment. 100% of each premium payment is applied to the Cash Value.

DEDUCTIONS FROM CASH VALUE

The Company may deduct certain charges from the Policy's Cash Value. While the Company reserves the right to change current charges, it has no present intent to do so. These are comprised of the following items:

-Charges on Surrender
No charges are deducted from any premium payment. The Company incurs certain expenses related to the sale of the Policies. These expenses include commissions paid to sales personnel, the cost of sales literature and other promotional activity. To recover these expenses, the Company imposes a Surrender Charge. The Surrender Charge may be insufficient to recover all these expenses. Unrecovered expenses are borne by the Company's general assets which may include profits, if any, from Mortality and Expense Risk Charges. The initial premium payment and any subsequent premium payment which results in an increased net amount at risk will have a Surrender Charge associated with it, that will be less than or equal to 8.5% of such premium payment, as set forth in the following chart. The Surrender Charge applies for nine years after the effective date of each premium payment. Certain surrenders may result in adverse tax consequences (see "Tax Matters").

    Completed Year(s)             Charges on             Completed Year(s)             Charges on
          Since                 Surrender as a                 Since                 Surrender as a
     Premium Payment           % Premium Payment          Premium Payment           % Premium Payment
            0                        8.5%                        5                        7.0%
            1                        8.5%                        6                        6.0%
            2                        8.0%                        7                        5.0%
            3                        8.0%                        8                        4.0%
            4                        7.5%                        9                        0.0%


In no event will the surrender charge deducted on surrender exceed 8.5% of the total premiums paid.

The amount of the Surrender Charge may be eliminated when the Policies are issued to an officer, director, former director, partner, employee, or retired employee of the Company; an employee of the General distributor of the Policies, Nationwide Financial Services, Inc.; or an employee of an affiliate of the Company or the General Distributor; or, a duly appointed representative of the Company who receives no commission as a result of the purchase.

Elimination of the Surrender Charge will be permitted by the Company only in those situations where the Company does not incur sales or administrative expenses normally associated with sales of a Policy. In no event will reduction of the Surrender Charge be permitted where such reduction will be unfairly discriminatory to any person.

-Annual Administrative Charge

The Company deducts an annual administrative charge at the beginning of each Policy Year after the first. It will be charged proportionately to the Cash Values in each Variable sub-account and the Fixed Account. The amount of this annual charge is determined by the total net premium payments (premium payments less any previous partial surrenders) as follows:

        Total Net Premium Payments                      Current                       Guaranteed Maximum
    Greater than            But Less             Annual Administrative              Annual Administrative
     or Equal to              than                       Charge                             Charge
     -----------              ----                       ------                             ------
       $10,000              $25,000              $90          Non-New York          $135         Non-New York
                                                 $65           in New York          $120          in New York
       $25,000                                   $50           All States           $ 75           All States


-Cost of Insurance Charge

A monthly deduction for the Cost of insurance is charged proportionately against the Cash Value in each sub-account and the Fixed Account on the Policy Date and each Monthly Anniversary Day. The Company will determine the Monthly Cost of Insurance charge by multiplying the Applicable Cost of Insurance rate by the net amount at risk. The net amount at risk is equal to the Death Benefit minus the Cash Value.

Guaranteed cost of insurance charges will not exceed the cost based on the guaranteed cost of insurance rate and the Policy's net amount at risk. Guaranteed cost of insurance rates for Standard Simplified issues are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980
CET). Guaranteed cost of insurance rates for Standard Preferred issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For Policies issued in Texas, guaranteed cost of insurance rates for Standard Simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980
CSO).

The rate class of an Insured may affect the cost of insurance rate. The Company currently places an Insured into both standard rate classes and substandard classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The Company may also issue certain Policies on a "Simplified Issue" basis to certain categories of individuals. Due to the underwriting criteria established for Policies issued on a Simplified Issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical Policies that are issued on a Preferred basis.

DEDUCTIONS FROM THE SUB-ACCOUNTS

The Company will deduct, on a daily basis, certain charges from the assets of the Variable Account. On an annual basis, these charges are equivalent to:

                               Policy Years              Policy Years
                                   1-10                       11+
Current                           1.30%                      1.00%
Guaranteed Maximum                1.60%                      1.30%

While the Company reserves the right to change current charges, it has no present intent to do so.

These charges consist of the following items:

-Mortality and Expense Risk Charge

The Company assumes certain risks for guaranteeing mortality and expense charges. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the nonrecovery of policy issue, underwriting, and other administrative expenses due to Policies which lapse or are surrendered during the first ten years following each premium payment.

To compensate the Company for assuming these risks associated with the Policies, the Company deducts a daily charge from the assets of the sub-accounts of the Variable Account. This charge currently is equivalent to an effective annual rate of 0.75%. To the extent that future levels of mortality and expenses are less than or equal to those expected, the Company may realize a profit from these charges. This charge is guaranteed not to exceed 0.90%.

-Administrative Expense Charge

The Company deducts a daily Administrative Expense Charge to reimburse it for expenses related to issuance and maintenance of the Policies including underwriting, establishing policy records, accounting and record keeping, and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for its actual administrative expenses. In the aggregate, the Company expects that the charges for administrative costs will be approximately equal to the related expenses.

This charge is deducted daily from the assets of the sub-accounts of the Variable Account. This charge currently is equivalent to an annual effective rate of 0.25%. This charge is guaranteed not to exceed 0.40%.

-Premium Tax Recovery Charge

Premium taxes are not deducted at the time a premium is paid. The Company pays any state premium taxes attributable to a particular Policy when incurred by the Company. The Company expects to pay an average state premium tax rate of approximately 2.5% of premiums for all states, although such tax rates generally can range from 0% to 4%. To reimburse the Company for the payment of state premium taxes associated with the Policies, during the first ten Policy Years the Company deducts a daily charge from the assets of the sub-accounts. This charge is computed on a daily basis, and is equivalent to an annual effective rate of 0.30% of the assets of the Variable Account during the first ten Policy Years, and 0% thereafter. This charge may be more or less than the amount actually assessed by the state in which a particular Policy Owner lives. The Company does not expect to make a profit from this charge.

-Income Tax Charge

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the sub-accounts of the Variable Account (see "Taxation of the Company"). The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.

                            HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any premium applied since the previous Valuation Date, plus or minus any investment results, and less any Policy Charges.

There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest in the Fixed Account and Policy Loan Account depending on the allocation of Cash Value by the Policy Owner.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The Cash Value in each sub-account is converted to Accumulation Units of that sub-account. The conversion is accomplished by dividing the amount of Cash Value allocated to a sub-account by the value of an Accumulation Unit for the sub-account of the Valuation Period during which the allocation occurs.

The value of an Accumulation Unit for each sub-account was arbitrarily set initially at $10 when the underlying Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund option held in the sub-account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain distributions made by the underlying Mutual Fund option held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period.

(b)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the sub-account determined at the end of the immediately preceding Valuation Period, plus or minus

       (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality and Expense Risk Charge, Administration Expense Charge and Premium Tax Recovery Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% for the first ten years and 1.00% thereafter of the daily net asset value of the Variable Account.

For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month, the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for

Mortality and Expense Risk Charge, Administration Expense Charge, and Premium Tax Recovery Charge and any charge or credit for tax reserves.

VALUATION OF ASSETS

Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CASH VALUE

The sum of the value of all Variable Account Accumulation Units attributable to the Policy and amounts credited to the Fixed Account is the Cash Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the premium is received by the Company. In the event part or all of the Cash Value is surrendered or charges or deductions are made against the Cash Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.

The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. The annual effective rate will never be less than 4%. Upon request, the Company will inform the Policy Owner of the then applicable rates for each account.

VALUATION PERIODS AND VALUATION DATES

A Valuation Period is the period commencing at the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange and the Company's home office is open for business or any other day during which there is sufficient degree of trading that the current net asset value of the Accumulation Units might be materially affected.

                        SURRENDERING THE POLICY FOR CASH

RIGHT TO SURRENDER

The Policy Owner may surrender the Policy in full at any time while the Insured is living and receive its Cash Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a Commercial Bank or Savings and Loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, the Company may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The Cash Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest in the Fixed Account and the Policy Loan Account. The Cash Surrender Value equals the Policy's Cash Value, next computed after the date the Company receives a proper written request for surrender of the Policy, minus any charges, indebtedness or other deductions due on that date, which may also include a Surrender Charge.

PARTIAL SURRENDERS

After the Policy has been in force for 5 Policy Years, the Policy Owner may request a partial surrender. Partial surrenders will be permitted only if they satisfy the following requirements:

       1. The maximum partial surrender in any Policy Year is limited to 10% of the total premium payments;

       2. Partial surrenders must not result in a reduction of the Cash Surrender Value below $10,000; and

       3. After the partial surrender, the Policy continues to qualify as life insurance.

When a partial surrender is made, the Cash Value is reduced by the amount of the partial surrender. Under Death Benefit Option 1, the Specified Amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In such a case, a partial surrender will decrease the Specified Amount by the amount by which the partial surrender exceeds the difference between the death benefit and Specified Amount. Partial surrender amounts must be first deducted from the values in the Variable sub-accounts. Partial surrenders will be deducted from the Fixed Account only to the extent that insufficient values are available in the Variable sub-accounts.

Surrender Charges will be waived for any partial surrenders which satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").

MATURITY PROCEEDS

The Maturity Date is the Policy Anniversary on or next following the Insured's 95th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The Maturity Proceeds will be equal to the amount of the Policy's Cash Value, less any indebtedness.

INCOME TAX WITHHOLDING

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.

If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, Participants may be required to report for income tax purposes, one or more of the following: (1) the value each year of the life insurance protection provided; (2) an amount equal to any employer-paid premiums; or (3) some or all of the amount by which the current value of the contract exceeds the employer's interest in the contract. Participants should consult with the sponsor or the administrator of the Plan, and/or with their personal tax or legal advisers, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

                                  POLICY LOANS

TAKING A POLICY LOAN

The Policy Owner may take a loan using the Policy as security. During the first year, maximum Policy indebtedness is limited to 50% of the Cash Surrender Value less interest due on the next Policy Anniversary. After the first Policy Year, the maximum Policy indebtedness is limited to 90% of the Cash Surrender Value less interest due on the next Policy Anniversary. The Company will not grant a loan for an amount less than $1,000 ($200 in Connecticut, $500 in New York). Should the Death Benefit become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy indebtedness will be deducted from the Death Benefit, Cash Surrender Value or the Maturity Value, respectively.

Maximum Policy indebtedness, in Texas, is limited to 90% of the Cash Surrender Value in the sub-accounts and 100% of the Cash Surrender Value in the Fixed Account less interest due on the next Policy Anniversary.

Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange; or by a Commercial Bank or a Savings and Loan which is a member of the Federal Deposit Insurance Corporation. Certain Policy loans may result in currently taxable income and tax penalties (see "Tax Matters").

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each variable sub-account at the time of the loan. Policy Loans will be transferred from the Fixed Account only when insufficient amounts are available in the variable sub-accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.

INTEREST

Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer.

Policy Loans will be currently credited interest daily at an annual effective rate of 5.0%. This rate is guaranteed never to be lower than 4%. The Company may change the current interest crediting rate on Policy Loans at any time at its sole discretion. This earned interest is transferred from the Policy Loan Account to a Variable Account or the Fixed Account on each Policy Anniversary. It will be allocated according to the underlying Mutual Fund Allocation Factors in effect at the time of the transfer.

The loan interest rate is 6% per year for all Policy Loans. Interest is charged daily and is payable at the end of each Policy year. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total loan indebtedness plus accrued interest exceeds the Cash Value less any Surrender Charges, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total loan indebtedness plus accrued interest to an amount equal to the total Cash Value less any Surrender Charges plus an amount sufficient to continue the Policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A Policy loan, whether or not repaid, will have a permanent effect on the Death Benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of a loan may be repaid at any time while the Policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the variable sub-accounts and the Fixed Account in proportion to the Policy Owner's Premium allocation in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in Connecticut and New York). The Company reserves the right to require that any loan repayments resulting from Policy Loans transferred from the Fixed Account must be first allocated to the Fixed Account.

                          HOW THE DEATH BENEFIT VARIES

-Calculation of the Death Benefit

At issue, the Specified Amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. Additional premium payments, if accepted, may increase the Specified Amount. Guideline Single Premiums vary by attained age, sex, smoking classification, underwriting classification and total premium payments. The following table illustrates representative initial Specified Amounts, under Death Benefit Option 1, for non-tobacco.

    Issue            $25,000 Single Premium         $50,000 Single Premium
     Age              Male          Female           Male           Female
      35            $179,733       $208,354        $364,774        $423,008
      40             143,373        166,704         290,792         338,264
      45             114,856        134,300         232,769         272,332
      50              92,583        108,739         187,452         220,323
      55              75,306         88,601         152,298         179,349
      60              62,112         72,636         125,453         146,866
      65              52,094         59,930         105,070         121,014


Generally, for a given premium payment, the initial Specified Amount is greater for non-tobacco than standard and females than males. The Specified Amount is shown in the Policy.

While the Policy is in force, the Death Benefit will never be less than the Specified Amount. The Death Benefit may vary with the Cash Value of the Policy, which depends on investment performance.

The Policy Owner may choose one of two Death Benefit Options. Under Option 1, the Death Benefit will be the greater of the Specified Amount or the Applicable Percentage of Cash Value. Under Option 1, the amount of the Death Benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of Death Benefit may increase. To see how and when investment performance will begin to affect Death Benefits, please see the illustrations. Under Option 2, the Death Benefit will be the greater of the Specified Amount plus the Cash Value, or the Applicable Percentage of Cash Value and will vary directly with the investment performance.

Policy Owners who are satisfied with the amount of their current insurance coverage and prefer to have favorable investment performance and any future premium payments reflected in increased Policy Cash Values should choose Death Benefit Option 1. Policy Owners who prefer to have favorable investment performance and any future premium payments increase Death Benefits should choose Death Benefit Option 2.

The monthly Cost of Insurance for Option 1 will always be less than or equal to the monthly Cost of Insurance for the same amount of Specified Amount under Option 2 (see "Cost of Insurance Charge").

       The term "applicable percentage" means:

       1. 250% when the Insured is Attained Age 40 or less at the beginning of a Policy Year, and

       2. when the Insured is Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table" following.

                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

    Attained         Percentage         Attained        Percentage         Attained        Percentage
       Age          of Cash Value         Age          of Cash Value         Age          of Cash Value
       ---          -------------         ---          -------------         ---          -------------
       0-40             250%               60              130%               80              105%
         41             243%               61              128%               81              105%
         42             236%               62              126%               82              105%
         43             229%               63              124%               83              105%
         44             222%               64              122%               84              105%

         45             215%               65              120%               85              105%
         46             209%               66              119%               86              105%
         47             203%               67              118%               87              105%
         48             197%               68              117%               88              105%
         49             191%               69              116%               89              105%

         50             185%               70              115%               90              105%
         51             178%               71              113%               91              104%
         52             171%               72              111%               92              103%

         53             164%               73              109%               93              102%
         54             157%               74              107%               94              101%

         55             150%               75              105%               95              100%
         56             146%               76              105%
         57             142%               77              105%
         58             138%               78              105%
         59             134%               79              105%


-Proceeds Payable on Death

The actual Death Proceeds payable on the Insured's death will be the Death Benefit as described above, less any outstanding Policy loans and less any unpaid Policy Charges. Under certain circumstances, the Proceeds may be adjusted (see "Incontestability", "Error in Age or Sex", and "Suicide").

                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

The Policy Owner may exchange the Policy for a modified single premium life insurance policy offered by the Company on the Policy Date. If not available, the new policy may be a flexible premium adjustable life insurance policy offered by the Company on the Policy Date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Policy Date. No evidence of insurability will be required.

The Policy Owner and Beneficiary under the new Policy will be the same as those under the exchanged Policy on the effective date of the exchange. The new Policy will have a death benefit on the exchange date not more than the death benefit of the original Policy immediately prior to the exchange date. The new Policy will have the same policy date and issue age as the original Policy. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two Policies. After adjustment, if any excess is owed the Policy Owner, the Company will pay the excess to the Policy Owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

                          CHANGES OF INVESTMENT POLICY

The Company may materially change the Investment Policy of the Variable Account. The Company must inform the Policy Owner and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy holders or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable Nationwide General Account Life Insurance Policy on the life of the insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the Investment Policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require Evidence of Insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The New Policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

                                  GRACE PERIOD

If the Cash Surrender Value in the Policy is insufficient to pay the Cost of Insurance Charges, Policy loan interest, or other charges which become due but are unpaid, a grace period of 61 days will be allowed for payment of sufficient premium to continue the Policy in force. The Company will notify the Policy Owner of the amount required to continue the Policy in force. If the required amount is not received within 61 days of the notice, the Policy will terminate without value. If the Insured dies during the Grace Period, the Company will pay the Death Proceeds.

                                  REINSTATEMENT

If the Grace Period ends and the Policy Owner has neither paid the required premium nor surrendered the Policy for its Cash Surrender Value, the Policy Owner may reinstate the Policy by:

1. submitting a written request at any time within 3 years after the end of the Grace Period and prior to the Maturity Date:

2.     providing evidence of insurability satisfactory to the Company;

3. paying sufficient premium to cover all policy charges that were due and unpaid during the Grace Period;

4. paying sufficient premium to keep the Policy in force for 3 months from the date of reinstatement, and

5. paying or reinstating any indebtedness against the Policy which existed at the end of the Grace Period.

The effective date of a reinstated Policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by us. If your Policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate Surrender Charge. Such Surrender Charge will be based on the length of time from the date of premium payments to the effective date of the reinstatement. Unless the Policy Owner has provided otherwise, the allocation of the amount of the Surrender Charge, additional premium payments, and any loan repayments will be based on the underlying Mutual Fund Allocation factors in effect at the start of the Grace Period.

                            THE FIXED ACCOUNT OPTION

Because of exemptive and exclusionary provisions, interests in Nationwide's General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and Nationwide has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed-Account option. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

As explained earlier, a Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of Nationwide's general assets (General Account). Nationwide's General Account consists of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets. The Company guarantees that the part of the Cash Value invested under the Fixed-Account option will accrue interest daily at an effective annual rate that the Company declares periodically. The Fixed Account crediting rate will not be less than an effective annual rate of 4%. Upon request and in the annual statement the Company will inform a Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.

                     CHANGES IN EXISTING INSURANCE COVERAGE

After the first Policy Year, the Policy Owner may request certain changes in the insurance coverage under the Policy. Any request must be in writing and received at the Company's home office. No change will take effect unless the Cash Surrender Value, after the change, is sufficient to keep the Policy in force for at least 3 months.

CHANGES IN THE SPECIFIED AMOUNT

Payment of additional premiums or changes in the Death Benefit Option may require an increase to the Specified Amount (the minimum increase in the Specified Amount permitted by the Company is $10,000). An approved increase will have an effective date of the Monthly Anniversary Day on or next following the date we approve the supplemental application. The Company reserves the right to limit such increases to one per Policy Year, and to require satisfactory evidence of insurability for any increase in the Specified Amount. In addition, the rate class, rate class multiple and rate type for the increase in Specified Amount must be identical to those on the Policy Date. The Specified Amount cannot be decreased if, after the decrease, the policy would fail to satisfy the definition of Life Insurance under Section 7702 of the Code.

CHANGES IN THE DEATH BENEFIT OPTION

The Policy Owner may change the Death Benefit Option under the Policy. If the change is from Option 1 to Option 2, the Specified Amount will be decreased by the amount of the Cash Value. If the change is from Option 2 to Option 1, the Specified Amount will be increased by the amount of the Cash Value. Evidence of insurability is not required for a change from Option 2 to Option 1. The Company reserves the right to require evidence of insurability for a change from Option 1 to Option 2. The effective date of the change will be the Monthly Anniversary Day on or next following the date the Company approves the request for change. Only one change of option is permitted per Policy Year. A change in Death Benefit Option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract.

                             OTHER POLICY PROVISIONS

POLICY OWNER

While the Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a Contingent Policy Owner or a new Policy Owner while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.

If the Policy Owner is other than the Insured and names no Contingent Policy Owner, and dies before the Insured, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

BENEFICIARY

The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.

If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving beneficiary, unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insureds, the proceeds shall be paid to the Policy Owner or the Policy Owner's estate.

ASSIGNMENT

While the Insured is living, the Policy Owner may assign his or her rights in the Policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Company at its home office. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment.

The assignment will be subject to any Indebtedness owed to the Company before it was recorded.

INCONTESTABILITY

The Company will not contest a Death Benefit based on representations in any written application when such benefit has been in force, during the lifetime of the Insured, for two years.

ERROR IN AGE OR SEX

If the Insured's age, sex or both, as stated in the application, are incorrect, the affected benefits will be adjusted to reflect the correct age or sex.

SUICIDE

If the Insured dies by suicide within two years from the Policy Date, the Company will pay no more than the sum of the premiums, less any unpaid loan. If the Insured dies by suicide within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

NONPARTICIPATING POLICIES

The Policies are nonparticipating. This means that they do not participate in any dividend distribution of the Company's surplus.

                              LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The Policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the Policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this Policy.

                          DISTRIBUTION OF THE POLICIES

The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the General Distributor, Nationwide Financial Services, Inc.

NFS acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NFS is a wholly owned subsidiary of the Company.

NFS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

Gross commissions paid by the Company on the sale of these Policies plus fees for marketing services provided by the General Distributor are not more than 7.50% of the premiums paid.

                               CUSTODIAN OF ASSETS

The Company serves as the Custodian of the assets of the Variable Account.

                                   TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Code provides that if certain tests are met, a Policy will be treated as a life insurance policy for federal tax purposes. The Company will monitor compliance with these tests. The Policy should thus receive the same Federal income tax treatment as fixed benefit life insurance. As a result, the life insurance proceeds payable under a Policy are excludable from gross income of the beneficiary under Section 101 of the Code.

The Policies described in this prospectus, meet the definition of "modified endowment contracts" under Section 7702A of the Code. The Code defines modified endowment contracts as those policies issued or materially changed after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The policies offered in this prospectus typically fall within this definition. The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts in the same way annuities are taxed. Any distribution is taxable to the extent the Cash Value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. The Code generally provides for a 10% tax penalty on the taxable portion of such distributions. That penalty is applicable unless the distribution is 1) paid after the Policy Owner is 59 1/2 or disabled; or 2) the distribution is part of an annuity to the Policy Owner as defined in the Code.

Even though exchanges under Section 1035 of the Code qualify as material changes, certain exchanges of pre-June 22, 1988 policies may retain their non-modified endowment status. Therefore, the policies offered by this prospectus may or may not be issued as modified endowment contracts. The Company will monitor premiums paid and will notify the Policy Owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first fifteen years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Owner pursuant to Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of certain material changes or a reduction in benefits as defined by Section 7702A(c) of the Code.

In addition to meeting the tests required under Sections 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations under 817 (h) provide that a variable life policy failing to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the Policy Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Policy Owner if the income, for the period the policy was not diversified, had been received by the Policy Owner. If the failure to diversify is not corrected in this manner, the Policy Owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.

A total surrender or cancellation of the Policy by lapse may have adverse tax consequences depending on the circumstances. If the amount received by the Policy Owner plus total Policy Indebtedness exceeds the premiums paid into the Policy, the excess generally will be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

Generally the taxable portion of any Distribution from a Contract to a nonresident alien of the United States is subject to tax withholding at a rate equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policies.

The Company does not initially expect to incur any Federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

OTHER CONSIDERATIONS

The foregoing discussion is general and is not intended as tax advice. Counsel and other competent advisors should be consulted for more complete information. This discussion is based on the Company's understanding of Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                                   THE COMPANY

The life insurance business, which includes product lines in health insurance and annuities, is the only business in which the Company is engaged.

The Company markets its Policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

The Company serves as depositor for the Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account-8, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, the NACo Variable Account and the DC Variable Account, each of which is a registered investment company, and each of which is a separate investment account of the Company.

The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares home office, other facilities and equipment with Nationwide Mutual Insurance Company.

                               COMPANY MANAGEMENT

Nationwide Life Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Indemnity Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise. The companies comprising the Nationwide Insurance Enterprise have substantially common boards of directors and officers. Nationwide Corporation is the sole shareholder of Nationwide Life.

DIRECTORS OF THE COMPANY

                               Director
             Name               Since      Principal Occupation
             ----               -----      --------------------
Lewis J. Alphin                 1993      Farm Owner and Operator (1)
Keith W. Eckel                  1996      Partner and Manager, Fred W. Eckel Sons and Eckel Farms, Inc. (1)
Willard J. Engel                1994      General Manager Lyon County Cooperative Oil Company (1)
Fred C. Finney                  1992      Owner and Operator, Moreland Fruit Farm; Operator, Melrose Orchard
                                          (1)
Charles L. Fuellgraf, Jr. * +   1969      Chief Executive Officer, Fuellgraf Electric Company, Electrical
                                          Construction and Engineering Services (1)

Joseph J. Gasper*+                 1996    President and Chief Operating Officer, Nationwide Life Insurance
                                           Company and Nationwide Life and Annuity Insurance Company
Henry S. Holloway *+               1986    Farm Owner and Operator (1)
D. Richard McFerson *+             1988    Chairman and Chief Executive Officer, Nationwide Insurance
                                           Enterprise (2)
David O. Miller *+                 1985    Farm Owner and Land Developer; President, Owen Potato Farm, Inc.;
                                           Partner, M&M Enterprises (1)
C. Ray Noecker                     1994    Farm Owner and Operator (1)
James F. Patterson +               1989    Vice President, Pattersons, Inc. ;  President, Patterson Farms, Inc.
                                           (1)
Arden L. Shisler *+                1984    Partner and Manager, Sweetwater Beef Farms; President and Chief
                                           Executive Officer, K&B Transport, Inc. (1)
Robert L. Stewart                  1989    Farm Owner and Operator; Owner, Sunnydale Mining (1)
Nancy C. Thomas *                  1986    Farm Owner and Operator, Da-Ma-Lor Farms (1)
Harold W. Weihl                    1990    Farm Owner and Operator, Weihl Farm (1)

*Member, Executive Committee               +Member, Investment Committee


1)     Principal occupation for last five years.

2) Prior to assuming this current position, Messrs. McFerson and Gasper held other executive management positions with the companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Financial Services, Inc., a registered broker-dealer.

Messrs. Holloway, McFerson, Miller, Patterson and Shisler are directors of Nationwide Corporation. Messrs. Fuellgraf, McFerson, Ms. Thomas and Mr. Weihl are trustees of Nationwide Investing Foundation, a registered investment company. Mr. McFerson is trustee of Nationwide Separate Account Trust, Financial Horizons Investment Trust and Nationwide Investing Foundation II, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF THE COMPANY

NAME                                         OFFICE HELD
D. Richard McFerson                          Chairman and Chief Executive Officer-Nationwide Insurance Enterprise

Joseph J. Gasper                             President and Chief Operating Officer

Gordon E. McCutchan                          Executive Vice President, Law and Corporate Services and Secretary

Robert A. Oakley                             Executive Vice President-Chief Financial Officer

Robert J. Woodward, Jr.                      Executive Vice President-Chief Investment Officer

James E. Brock                               Senior Vice President - Life Company Operations

W. Sidney Druen                              Senior Vice President and General Counsel and Assistant Secretary

Harvey S. Galloway, Jr.                      Senior Vice President and Chief Actuary

Richard A. Karas                             Senior Vice President - Sales and Financial Services

Mark A. Folk                                 Vice President and Treasurer


Mr. Gasper is also President and Chief Operating Officer of Nationwide Life and Annuity Insurance Company. Mr. Galloway is also an officer of Nationwide Mutual Insurance Company and Nationwide Life and Annuity Insurance Company. Each of the other officers listed above is also an officer of each of the companies comprising the Nationwide Insurance Enterprise. Each of the executive officers listed above has been associated with the registrant in an executive capacity for more than the past five years, except Mr. Folk who joined the Registrant in 1993. From 1983-1993, Mr. Folk served as a partner in the accounting firm KPMG Peat Marwick LLP.

                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.


                            REPORTS TO POLICY OWNERS

The Company will mail to the Policy Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Cash Value, and Cash Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account of the Variable Account, and any Policy debt, as well as interest on the debt for the preceding year.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.

In addition, Policy Owners will receive statements of significant transactions, such as change in Specified Amount, change in Death Benefit Option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, increase in loan principal, loan repayments, unpaid loan interest added to principal, reinstatement and termination.

                                   ADVERTISING

The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs based on selected tax brackets or discussions of alternative investment vehicles and general economic conditions.

                                LEGAL PROCEEDINGS

There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

The General Distributor, Nationwide Financial Services, Inc., is not engaged in any material litigation of any nature.

                                     EXPERTS

The financial statements and schedules included herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                                 LEGAL OPINIONS

Legal matters in connection with the Policies described herein are being passed upon by Druen, Rath & Dietrich, One Nationwide Plaza, Columbus, Ohio 43216. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                   APPENDIX 1

                        ILLUSTRATIONS OF WHEN ADDITIONAL
                         PREMIUM PAYMENTS ARE PERMITTED

Example 1: A male non-tobacco, age 35, purchases a Policy with an initial premium of $25,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a Specified Amount of $179,733. In the 12th and subsequent policy years, annual premiums of $2,177 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract. Additional premiums which increase the Specified Amount may be made at any time, subject to the $1,000 minimum. The Company reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the Policy in force.

Example 2: A male non-tobacco, age 55, purchases a Policy with an initial premium of $100,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a Specified Amount of $306,283. In the 11th and subsequent policy years, annual premiums of $9,591 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract. Additional premiums which increase the Specified Amount may be made at any time, subject to the $1,000 minimum. The Company reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the Policy in force.

                                   APPENDIX 2

                          ILLUSTRATIONS OF CASH VALUES,
                             CASH SURRENDER VALUES,
                               AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Cash Values, Cash Surrender Values and Death Benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values, Cash Surrender Values and Death Benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the Policies would go into default, at which time additional premium payments would be required to continue the Policy in force. The illustrations also assume there is no Policy Indebtedness, no additional premium payments are made, no Cash Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit option.

The amounts shown for the Cash Value, Cash Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks, recovering premium taxes and providing for administrative expenses. On a current basis, these charges are equivalent to an annual effective rate of 1.30% in the first 10 policy years and 1.00% thereafter. On a guaranteed basis, these charges are equivalent to a maximum annual effective rate of 1.60% in the first 10 policy years and 1.30% thereafter. In addition, the net investment returns also reflect the deduction of underlying Mutual Fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 1.00%. This effective rate is based on the average of the fund expenses for the preceding year for all mutual fund options available under the policy as of April 30, 1996.

Taking account of the current charges for mortality and expense risks, recovering premium taxes and providing for administrative and underlying Mutual Fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.30, 3.70% and 9.70%, respectively, in policy years one through ten, and -2.00%, 4.00% and 10.00% thereafter. Taking account of guaranteed charges, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.60%, 3.40% and 9.40%, respectively, in policy years one through ten, and -2.30%, 3.70% and 9.70% thereafter.

The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the Policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower Cash Values and Death Benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations.

In addition, the illustrations reflect the fact that the Company deducts an annual administrative charge at the beginning of each Policy Year after the first. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, the Company will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                    NEW YORK
                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1      10,500       9,638      8,788       43,190     10,221      9,371        43,190       10,805        9,955       43,190
       2      11,025       9,208      8,358       43,190     10,373      9,523        43,190       11,607       10,757       43,190
       3      11,576       8,775      7,975       43,190     10,520      9,720        43,190       12,478       11,678       43,190
       4      12,155       8,337      7,537       43,190     10,661      9,861        43,190       13,425       12,625       43,190
       5      12,763       7,893      7,143       43,190     10,794     10,044        43,190       14,453       13,703       43,190
       6      13,401       7,440      6,740       43,190     10,917     10,217        43,190       15,572       14,872       43,190
       7      14,071       6,976      6,376       43,190     11,029     10,429        43,190       16,790       16,190       43,190
       8      14,775       6,498      5,998       43,190     11,125     10,625        43,190       18,115       17,615       43,190
       9      15,513       6,003      5,603       43,190     11,203     10,803        43,190       19,558       19,158       43,190
      10      16,289       5,486      5,486       43,190     11,260     11,260        43,190       21,131       21,131       43,190
      11      17,103       4,960      4,960       43,190     11,325     11,325        43,190       22,918       22,918       43,190
      12      17,959       4,410      4,410       43,190     11,369     11,369        43,190       24,883       24,883       43,190
      13      18,856       3,836      3,836       43,190     11,390     11,390        43,190       27,049       27,049       43,190
      14      19,799       3,235      3,235       43,190     11,385     11,385        43,190       29,439       29,439       43,190
      15      20,789       2,602      2,602       43,190     11,350     11,350        43,190       32,082       32,082       43,190
      16      21,829       1,933      1,933       43,190     11,281     11,281        43,190       35,003       35,003       45,504
      17      22,920       1,223      1,223       43,190     11,173     11,173        43,190       38,201       38,201       48,898
      18      24,066         466        466       43,190     11,018     11,018        43,190       41,698       41,698       52,539
      19      25,270         (*)        (*)          (*)     10,810     10,810        43,190       45,520       45,520       56,445
      20      26,533         (*)        (*)          (*)     10,541     10,541        43,190       49,701       49,701       60,636
      21      27,860         (*)        (*)          (*)     10,204     10,204        43,190       54,276       54,276       65,132
      22      29,253         (*)        (*)          (*)      9,767      9,767        43,190       59,265       59,265       70,525
      23      30,715         (*)        (*)          (*)      9,213      9,213        43,190       64,703       64,703       76,350
      24      32,251         (*)        (*)          (*)      8,524      8,524        43,190       70,631       70,631       82,639
      25      33,864         (*)        (*)          (*)      7,675      7,675        43,190       77,093       77,093       89,427
      26      35,557         (*)        (*)          (*)      6,632      6,632        43,190       84,133       84,133       96,752
      27      37,335         (*)        (*)          (*)      5,353      5,353        43,190       91,837       91,837      103,776
      28      39,201         (*)        (*)          (*)      3,782      3,782        43,190      100,279      100,279      111,310
      29      41,161         (*)        (*)          (*)      1,851      1,851        43,190      109,546      109,546      119,405
      30      43,219         (*)        (*)          (*)        (*)        (*)           (*)      119,742      119,742      128,124


ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                    NEW YORK
                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1      10,500       9,597      8,747       43,190     10,178      9,328        43,190       10,760        9,910       43,190
       2      11,025       9,073      8,223       43,190     10,226      9,376        43,190       11,448       10,598       43,190
       3      11,576       8,546      7,746       43,190     10,263      9,463        43,190       12,191       11,391       43,190
       4      12,155       8,016      7,216       43,190     10,287      9,487        43,190       12,992       12,192       43,190
       5      12,763       7,479      6,729       43,190     10,296      9,546        43,190       13,856       13,106       43,190
       6      13,401       6,933      6,233       43,190     10,287      9,587        43,190       14,789       14,089       43,190
       7      14,071       6,376      5,776       43,190     10,257      9,657        43,190       15,796       15,196       43,190
       8      14,775       5,803      5,303       43,190     10,202      9,702        43,190       16,883       16,383       43,190
       9      15,513       5,210      4,810       43,190     10,117      9,717        43,190       18,056       17,656       43,190
      10      16,289       4,592      4,592       43,190      9,998      9,998        43,190       19,325       19,325       43,190
      11      17,103       3,958      3,958       43,190      9,869      9,869        43,190       20,761       20,761       43,190
      12      17,959       3,288      3,288       43,190      9,696      9,696        43,190       22,324       22,324       43,190
      13      18,856       2,578      2,578       43,190      9,475      9,475        43,190       24,030       24,030       43,190
      14      19,799       1,823      1,823       43,190      9,197      9,197        43,190       25,898       25,898       43,190
      15      20,789       1,012      1,012       43,190      8,854      8,854        43,190       27,945       27,945       43,190
      16      21,829         138        138       43,190      8,434      8,434        43,190       30,198       30,198       43,190
      17      22,920         (*)        (*)          (*)      7,927      7,927        43,190       32,684       32,684       43,190
      18      24,066         (*)        (*)          (*)      7,313      7,313        43,190       35,433       35,433       44,646
      19      25,270         (*)        (*)          (*)      6,575      6,575        43,190       38,437       38,437       47,662
      20      26,533         (*)        (*)          (*)      5,689      5,689        43,190       41,702       41,702       50,877
      21      27,860         (*)        (*)          (*)      4,633      4,633        43,190       45,253       45,253       54,304
      22      29,253         (*)        (*)          (*)      3,378      3,378        43,190       49,103       49,103       58,432
      23      30,715         (*)        (*)          (*)      1,892      1,892        43,190       53,275       53,275       62,865
      24      32,251         (*)        (*)          (*)        133        133        43,190       57,798       57,798       67,624
      25      33,864         (*)        (*)          (*)        (*)        (*)           (*)       62,699       62,699       72,731
      26      35,557         (*)        (*)          (*)        (*)        (*)           (*)       68,008       68,008       78,210
      27      37,335         (*)        (*)          (*)        (*)        (*)           (*)       73,798       73,798       83,392
      28      39,201         (*)        (*)          (*)        (*)        (*)           (*)       80,123       80,123       88,937
      29      41,161         (*)        (*)          (*)        (*)        (*)           (*)       87,050       87,050       94,885
      30      43,219         (*)        (*)          (*)        (*)        (*)           (*)       94,663       94,663      101,289


ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                  NON-NEW YORK
                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                   CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH        SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1      10,500       9,652      8,802       41,661     10,236      9,386        41,661       10,820        9,970       41,661
       2      11,025       9,214      8,364       41,661     10,379      9,529        41,661       11,613       10,763       41,661
       3      11,576       8,774      7,974       41,661     10,518      9,718        41,661       12,475       11,675       41,661
       4      12,155       8,332      7,532       41,661     10,652      9,852        41,661       13,413       12,613       41,661
       5      12,763       7,885      7,135       41,661     10,781     10,031        41,661       14,435       13,685       41,661
       6      13,401       7,433      6,733       41,661     10,902     10,202        41,661       15,547       14,847       41,661
       7      14,071       6,973      6,373       41,661     11,014     10,414        41,661       16,759       16,159       41,661
       8      14,775       6,502      6,002       41,661     11,114     10,614        41,661       18,081       17,581       41,661
       9      15,513       6,018      5,618       41,661     11,199     10,799        41,661       19,523       19,123       41,661
      10      16,289       5,518      5,518       41,661     11,268     11,268        41,661       21,097       21,097       41,661
      11      17,103       5,014      5,014       41,661     11,350     11,350        41,661       22,886       22,886       41,661
      12      17,959       4,490      4,490       41,661     11,415     11,415        41,661       24,854       24,854       41,661
      13      18,856       3,945      3,945       41,661     11,461     11,461        41,661       27,024       27,024       41,661
      14      19,799       3,377      3,377       41,661     11,486     11,486        41,661       29,418       29,418       41,661
      15      20,789       2,781      2,781       41,661     11,485     11,485        41,661       32,063       32,063       42,965
      16      21,829       2,153      2,153       41,661     11,456     11,456        41,661       34,973       34,973       45,465
      17      22,920       1,491      1,491       41,661     11,393     11,393        41,661       38,155       38,155       48,839
      18      24,066         786        786       41,661     11,291     11,291        41,661       41,635       41,635       52,460
      19      25,270          32         32       41,661     11,144     11,144        41,661       45,439       45,439       56,345
      20      26,533         (*)        (*)          (*)     10,944     10,944        41,661       49,601       49,601       60,514
      21      27,860         (*)        (*)          (*)     10,686     10,686        41,661       54,157       54,157       64,988
      22      29,253         (*)        (*)          (*)     10,343     10,343        41,661       59,126       59,126       70,359
      23      30,715         (*)        (*)          (*)      9,902      9,902        41,661       64,545       64,545       76,164
      24      32,251         (*)        (*)          (*)      9,346      9,346        41,661       70,457       70,457       82,434
      25      33,864         (*)        (*)          (*)      8,655      8,655        41,661       76,902       76,902       89,206
      26      35,557         (*)        (*)          (*)      7,802      7,802        41,661       83,929       83,929       96,518
      27      37,335         (*)        (*)          (*)      6,751      6,751        41,661       91,620       91,620      103,531
      28      39,201         (*)        (*)          (*)      5,457      5,457        41,661      100,049      100,049      111,055
      29      41,161         (*)        (*)          (*)      3,862      3,862        41,661      109,301      109,301      119,138
      30      43,219         (*)        (*)          (*)      1,904      1,904        41,661      119,480      119,480      127,843


ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                  NON-NEW YORK
                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1      10,500       9,604      8,754       41,661     10,185      9,335        41,661       10,767        9,917       41,661
       2      11,025       9,072      8,222       41,661     10,226      9,376        41,661       11,448       10,598       41,661
       3      11,576       8,539      7,739       41,661     10,255      9,455        41,661       12,182       11,382       41,661
       4      12,155       8,002      7,202       41,661     10,272      9,472        41,661       12,975       12,175       41,661
       5      12,763       7,460      6,710       41,661     10,274      9,524        41,661       13,831       13,081       41,661
       6      13,401       6,911      6,211       41,661     10,259      9,559        41,661       14,755       14,055       41,661
       7      14,071       6,350      5,750       41,661     10,224      9,624        41,661       15,754       15,154       41,661
       8      14,775       5,775      5,275       41,661     10,164      9,664        41,661       16,833       16,333       41,661
       9      15,513       5,181      4,781       41,661     10,076      9,676        41,661       18,000       17,600       41,661
      10      16,289       4,564      4,564       41,661      9,955      9,955        41,661       19,262       19,262       41,661
      11      17,103       3,931      3,931       41,661      9,825      9,825        41,661       20,692       20,692       41,661
      12      17,959       3,264      3,264       41,661      9,653      9,653        41,661       22,250       22,250       41,661
      13      18,856       2,560      2,560       41,661      9,434      9,434        41,661       23,953       23,953       41,661
      14      19,799       1,811      1,811       41,661      9,161      9,161        41,661       25,818       25,818       41,661
      15      20,789       1,010      1,010       41,661      8,825      8,825        41,661       27,866       27,866       41,661
      16      21,829         148        148       41,661      8,415      8,415        41,661       30,121       30,121       41,661
      17      22,920         (*)        (*)          (*)      7,921      7,921        41,661       32,612       32,612       41,744
      18      24,066         (*)        (*)          (*)      7,325      7,325        41,661       35,353       35,353       44,545
      19      25,270         (*)        (*)          (*)      6,608      6,608        41,661       38,334       38,334       47,534
      20      26,533         (*)        (*)          (*)      5,751      5,751        41,661       41,573       41,573       50,720
      21      27,860         (*)        (*)          (*)      4,729      4,729        41,661       45,097       45,097       54,116
      22      29,253         (*)        (*)          (*)      3,516      3,516        41,661       48,916       48,916       58,210
      23      30,715         (*)        (*)          (*)      2,081      2,081        41,661       53,056       53,056       62,606
      24      32,251         (*)        (*)          (*)        384        384        41,661       57,543       57,543       67,325
      25      33,864         (*)        (*)          (*)        (*)        (*)           (*)       62,406       62,406       72,390
      26      35,557         (*)        (*)          (*)        (*)        (*)           (*)       67,673       67,673       77,824
      27      37,335         (*)        (*)          (*)        (*)        (*)           (*)       73,418       73,418       82,962
      28      39,201         (*)        (*)          (*)        (*)        (*)           (*)       79,693       79,693       88,459
      29      41,161         (*)        (*)          (*)        (*)        (*)           (*)       86,566       86,566       94,357
      30      43,219         (*)        (*)          (*)        (*)        (*)           (*)       94,119       94,119      100,707


ASSUMPTIONS:


(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1      26,250      24,126     22,001      114,856     25,584     23,459       114,856       27,043       24,918      114,856
       2      27,563      23,197     21,072      114,856     26,117     23,992       114,856       29,210       27,085      114,856
       3      28,941      22,261     20,261      114,856     26,647     24,647       114,856       31,566       29,566      114,856
       4      30,388      21,315     19,315      114,856     27,171     25,171       114,856       34,131       32,131      114,856
       5      31,907      20,357     18,482      114,856     27,688     25,813       114,856       36,923       35,048      114,856
       6      33,502      19,382     17,632      114,856     28,194     26,444       114,856       39,965       38,215      114,856
       7      35,178      18,385     16,885      114,856     28,685     27,185       114,856       43,280       41,780      114,856
       8      36,936      17,360     16,110      114,856     29,154     27,904       114,856       46,893       45,643      114,856
       9      38,783      16,300     15,300      114,856     29,595     28,595       114,856       50,833       49,833      114,856
      10      40,722      15,198     15,198      114,856     30,002     30,002       114,856       55,135       55,135      114,856
      11      42,758      14,090     14,090      114,856     30,462     30,462       114,856       60,015       60,015      114,856
      12      44,896      12,932     12,932      114,856     30,888     30,888       114,856       65,380       65,380      114,856
      13      47,141      11,721     11,721      114,856     31,279     31,279       114,856       71,287       71,287      114,856
      14      49,498      10,451     10,451      114,856     31,629     31,629       114,856       77,801       77,801      114,856
      15      51,973       9,113      9,113      114,856     31,929     31,929       114,856       84,993       84,993      114,856
      16      54,572       7,697      7,697      114,856     32,172     32,172       114,856       92,933       92,933      120,813
      17      57,300       6,193      6,193      114,856     32,349     32,349       114,856      101,632      101,632      130,089
      18      60,165       4,586      4,586      114,856     32,444     32,444       114,856      111,146      111,146      140,044
      19      63,174       2,859      2,859      114,856     32,446     32,446       114,856      121,555      121,555      150,728
      20      66,332         998        998      114,856     32,339     32,339       114,856      132,944      132,944      162,192
      21      69,649         (*)        (*)          (*)     32,110     32,110       114,856      145,411      145,411      174,494
      22      73,132         (*)        (*)          (*)     31,699     31,699       114,856      159,020      159,020      189,234
      23      76,788         (*)        (*)          (*)     31,078     31,078       114,856      173,874      173,874      205,171
      24      80,627         (*)        (*)          (*)     30,213     30,213       114,856      190,083      190,083      222,398
      25      84,659         (*)        (*)          (*)     29,060     29,060       114,856      207,771      207,771      241,014
      26      88,892         (*)        (*)          (*)     27,562     27,562       114,856      227,066      227,066      261,126
      27      93,336         (*)        (*)          (*)     25,643     25,643       114,856      248,191      248,191      280,456
      28      98,003         (*)        (*)          (*)     23,207     23,207       114,856      271,345      271,345      301,193
      29     102,903         (*)        (*)          (*)     20,140     20,140       114,856      296,760      296,760      323,469
      30     108,049         (*)        (*)          (*)     16,309     16,309       114,856      324,714      324,714      347,443


ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1      26,250      23,962     21,837      114,856     25,414     23,289       114,856       26,866       24,741      114,856
       2      27,563      22,840     20,715      114,856     25,733     23,608       114,856       28,797       26,672      114,856
       3      28,941      21,704     19,704      114,856     26,028     24,028       114,856       30,879       28,879      114,856
       4      30,388      20,553     18,553      114,856     26,295     24,295       114,856       33,127       31,127      114,856
       5      31,907      19,379     17,504      114,856     26,530     24,655       114,856       35,553       33,678      114,856
       6      33,502      18,178     16,428      114,856     26,727     24,977       114,856       38,174       36,424      114,856
       7      35,178      16,941     15,441      114,856     26,876     25,376       114,856       41,005       39,505      114,856
       8      36,936      15,658     14,408      114,856     26,967     25,717       114,856       44,064       42,814      114,856
       9      38,783      14,316     13,316      114,856     26,990     25,990       114,856       47,370       46,370      114,856
      10      40,722      12,907     12,907      114,856     26,931     26,931       114,856       50,947       50,947      114,856
      11      42,758      11,452     11,452      114,856     26,860     26,860       114,856       54,988       54,988      114,856
      12      44,896       9,901      9,901      114,856     26,687     26,687       114,856       59,391       59,391      114,856
      13      47,141       8,244      8,244      114,856     26,398     26,398       114,856       64,202       64,202      114,856
      14      49,498       6,465      6,465      114,856     25,978     25,978       114,856       69,472       69,472      114,856
      15      51,973       4,541      4,541      114,856     25,401     25,401       114,856       75,257       75,257      114,856
      16      54,572       2,450      2,450      114,856     24,644     24,644       114,856       81,627       81,627      114,856
      17      57,300         165        165      114,856     23,676     23,676       114,856       88,664       88,664      114,856
      18      60,165         (*)        (*)          (*)     22,454     22,454       114,856       96,424       96,424      121,495
      19      63,174         (*)        (*)          (*)     20,932     20,932       114,856      104,873      104,873      130,043
      20      66,332         (*)        (*)          (*)     19,058     19,058       114,856      114,057      114,057      139,149
      21      69,649         (*)        (*)          (*)     16,771     16,771       114,856      124,045      124,045      148,853
      22      73,132         (*)        (*)          (*)     14,007     14,007       114,856      134,872      134,872      160,498
      23      76,788         (*)        (*)          (*)     10,688     10,688       114,856      146,610      146,610      173,000
      24      80,627         (*)        (*)          (*)      6,715      6,715       114,856      159,333      159,333      186,420
      25      84,659         (*)        (*)          (*)      1,961      1,961       114,856      173,122      173,122      200,822
      26      88,892         (*)        (*)          (*)        (*)        (*)           (*)      188,061      188,061      216,270
      27      93,336         (*)        (*)          (*)        (*)        (*)           (*)      204,350      204,350      230,916
      28      98,003         (*)        (*)          (*)        (*)        (*)           (*)      222,144      222,144      246,580
      29     102,903         (*)        (*)          (*)        (*)        (*)           (*)      241,631      241,631      263,378
      30     108,049         (*)        (*)          (*)        (*)        (*)           (*)      263,042      263,042      281,455


ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1     105,000      96,643     88,143      306,283    102,487     93,987       306,283      108,332       99,832      306,283
       2     110,250      93,194     84,694      306,283    104,926     96,426       306,283      117,348      108,848      306,283
       3     115,763      89,699     81,699      306,283    107,366     99,366       306,283      127,180      119,180      306,283
       4     121,551      86,143     78,143      306,283    109,800    101,800       306,283      137,911      129,911      306,283
       5     127,628      82,511     75,011      306,283    112,218    104,718       306,283      149,634      142,134      306,283
       6     134,010      78,785     71,785      306,283    114,609    107,609       306,283      162,457      155,457      306,283
       7     140,710      74,946     68,946      306,283    116,964    110,964       306,283      176,503      170,503      306,283
       8     147,746      70,966     65,966      306,283    119,264    114,264       306,283      191,906      186,906      306,283
       9     155,133      66,816     62,816      306,283    121,490    117,490       306,283      208,825      204,825      306,283
      10     162,889      62,470     62,470      306,283    123,627    123,627       306,283      227,448      227,448      306,283
      11     171,034      58,078     58,078      306,283    126,038    126,038       306,283      248,734      248,734      306,283
      12     179,586      53,413     53,413      306,283    128,351    128,351       306,283      272,276      272,276      324,008
      13     188,565      48,447     48,447      306,283    130,554    130,554       306,283      298,064      298,064      351,716
      14     197,993      43,144     43,144      306,283    132,629    132,629       306,283      326,274      326,274      381,740
      15     207,893      37,457     37,457      306,283    134,551    134,551       306,283      357,131      357,131      414,272
      16     218,287      31,317     31,317      306,283    136,286    136,286       306,283      390,883      390,883      449,516
      17     229,202      24,643     24,643      306,283    137,788    137,788       306,283      427,894      427,894      483,520
      18     240,662      17,325     17,325      306,283    139,000    139,000       306,283      468,504      468,504      520,040
      19     252,695       9,253      9,253      306,283    139,864    139,864       306,283      513,107      513,107      559,286
      20     265,330         317        317      306,283    140,324    140,324       306,283      562,153      562,153      601,504
      21     278,596         (*)        (*)          (*)    140,331    140,331       306,283      616,166      616,166      646,974
      22     292,526         (*)        (*)          (*)    139,604    139,604       306,283      675,230      675,230      708,992
      23     307,152         (*)        (*)          (*)    138,022    138,022       306,283      739,791      739,791      776,781
      24     322,510         (*)        (*)          (*)    135,435    135,435       306,283      810,329      810,329      850,846
      25     338,635         (*)        (*)          (*)    131,634    131,634       306,283      887,355      887,355      931,723
      26     355,567         (*)        (*)          (*)    126,337    126,337       306,283      971,408      971,408    1,019,979
      27     373,346         (*)        (*)          (*)    119,163    119,163       306,283    1,063,056    1,063,056    1,116,209
      28     392,013         (*)        (*)          (*)    109,599    109,599       306,283    1,162,890    1,162,890    1,221,035
      29     411,614         (*)        (*)          (*)     96,987     96,987       306,283    1,271,529    1,271,529    1,335,106
      30     432,194         (*)        (*)          (*)     80,480     80,480       306,283    1,389,629    1,389,629    1,459,111


ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1     105,000      95,756     87,256      306,283    101,572     93,072       306,283      107,389       98,889      306,283
       2     110,250      91,334     82,834      306,283    102,954     94,454       306,283      115,263      106,763      306,283
       3     115,763      86,793     78,793      306,283    104,208     96,208       306,283      123,759      115,759      306,283
       4     121,551      82,103     74,103      306,283    105,312     97,312       306,283      132,936      124,936      306,283
       5     127,628      77,231     69,731      306,283    106,233     98,733       306,283      142,864      135,364      306,283
       6     134,010      72,137     65,137      306,283    106,941     99,941       306,283      153,623      146,623      306,283
       7     140,710      66,778     60,778      306,283    107,396    101,396       306,283      165,305      159,305      306,283
       8     147,746      61,090     56,090      306,283    107,545    102,545       306,283      178,014      173,014      306,283
       9     155,133      55,005     51,005      306,283    107,328    103,328       306,283      191,879      187,879      306,283
      10     162,889      48,451     48,451      306,283    106,683    106,683       306,283      207,057      207,057      306,283
      11     171,034      41,485     41,485      306,283    105,867    105,867       306,283      224,417      224,417      306,283
      12     179,586      33,874     33,874      306,283    104,500    104,500       306,283      243,664      243,664      306,283
      13     188,565      25,529     25,529      306,283    102,504    102,504       306,283      265,101      265,101      312,820
      14     197,993      16,338     16,338      306,283     99,779     99,779       306,283      288,628      288,628      337,695
      15     207,893       6,148      6,148      306,283     96,191     96,191       306,283      314,187      314,187      364,457
      16     218,287         (*)        (*)          (*)     91,562     91,562       306,283      341,947      341,947      393,239
      17     229,202         (*)        (*)          (*)     85,662     85,662       306,283      372,245      372,245      420,637
      18     240,662         (*)        (*)          (*)     78,189     78,189       306,283      405,358      405,358      449,947
      19     252,695         (*)        (*)          (*)     68,778     68,778       306,283      441,613      441,613      481,359
      20     265,330         (*)        (*)          (*)     57,006     57,006       306,283      481,412      481,412      515,111
      21     278,596         (*)        (*)          (*)     42,377     42,377       306,283      525,239      525,239      551,501
      22     292,526         (*)        (*)          (*)     24,283     24,283       306,283      572,867      572,867      601,511
      23     307,152         (*)        (*)          (*)      1,972      1,972       306,283      624,599      624,599      655,829
      24     322,510         (*)        (*)          (*)        (*)        (*)           (*)      680,751      680,751      714,789
      25     338,635         (*)        (*)          (*)        (*)        (*)           (*)      741,654      741,654      778,737
      26     355,567         (*)        (*)          (*)        (*)        (*)           (*)      807,643      807,643      848,025
      27     373,346         (*)        (*)          (*)        (*)        (*)           (*)      879,056      879,056      923,009
      28     392,013         (*)        (*)          (*)        (*)        (*)           (*)      956,226      956,226    1,004,037
      29     411,614         (*)        (*)          (*)        (*)        (*)           (*)    1,039,490    1,039,490    1,091,465
      30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,129,195    1,129,195    1,185,654


ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1     105,000      96,315     87,815      211,021    102,169     93,669       211,021      108,024       99,524      211,021
       2     110,250      92,475     83,975      211,021    104,256     95,756       211,021      116,737      108,237      211,021
       3     115,763      88,515     80,515      211,021    106,310     98,310       211,021      126,287      118,287      211,021
       4     121,551      84,414     76,414      211,021    108,323    100,323       211,021      136,785      128,785      211,021
       5     127,628      80,143     72,643      211,021    110,284    102,784       211,021      148,359      140,859      211,021
       6     134,010      75,667     68,667      211,021    112,178    105,178       211,021      161,159      154,159      211,021
       7     140,710      70,940     64,940      211,021    113,986    107,986       211,021      175,363      169,363      211,021
       8     147,746      65,904     60,904      211,021    115,681    110,681       211,021      191,187      186,187      212,218
       9     155,133      60,496     56,496      211,021    117,238    113,238       211,021      208,727      204,727      227,512
      10     162,889      54,658     54,658      211,021    118,636    118,636       211,021      227,969      227,969      243,927
      11     171,034      48,485     48,485      211,021    120,225    120,225       211,021      249,840      249,840      262,332
      12     179,586      41,528     41,528      211,021    121,531    121,531       211,021      273,757      273,757      287,445
      13     188,565      33,657     33,657      211,021    122,514    122,514       211,021      299,899      299,899      314,894
      14     197,993      24,711     24,711      211,021    123,121    123,121       211,021      328,461      328,461      344,884
      15     207,893      14,473     14,473      211,021    123,279    123,279       211,021      359,651      359,651      377,633
      16     218,287       2,650      2,650      211,021    122,887    122,887       211,021      393,686      393,686      413,370
      17     229,202         (*)        (*)          (*)    121,803    121,803       211,021      430,795      430,795      452,335
      18     240,662         (*)        (*)          (*)    119,843    119,843       211,021      471,220      471,220      494,781
      19     252,695         (*)        (*)          (*)    116,770    116,770       211,021      515,209      515,209      540,970
      20     265,330         (*)        (*)          (*)    112,289    112,289       211,021      563,030      563,030      591,181
      21     278,596         (*)        (*)          (*)    106,025    106,025       211,021      614,963      614,963      645,711
      22     292,526         (*)        (*)          (*)     97,321     97,321       211,021      671,259      671,259      704,822
      23     307,152         (*)        (*)          (*)     85,428     85,428       211,021      732,214      732,214      768,824
      24     322,510         (*)        (*)          (*)     69,302     69,302       211,021      798,130      798,130      838,037
      25     338,635         (*)        (*)          (*)     47,439     47,439       211,021      869,315      869,315      912,781
      26     355,567         (*)        (*)          (*)     17,631     17,631       211,021      946,069      946,069      993,373
      27     373,346         (*)        (*)          (*)        (*)        (*)           (*)    1,030,666    1,030,666    1,071,893
      28     392,013         (*)        (*)          (*)        (*)        (*)           (*)    1,124,328    1,124,328    1,158,058
      29     411,614         (*)        (*)          (*)        (*)        (*)           (*)    1,228,543    1,228,543    1,253,114
      30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,345,193    1,345,193    1,358,645


ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1     105,000      94,938     86,438      211,021    100,766     92,266       211,021      106,596       98,096      211,021
       2     110,250      89,531     81,031      211,021    101,221     92,721       211,021      113,616      105,116      211,021
       3     115,763      83,808     75,808      211,021    101,410     93,410       211,021      121,210      113,210      211,021
       4     121,551      77,707     69,707      211,021    101,289     93,289       211,021      129,470      121,470      211,021
       5     127,628      71,149     63,649      211,021    100,803     93,303       211,021      138,503      131,003      211,021
       6     134,010      64,029     57,029      211,021     99,875     92,875       211,021      148,438      141,438      211,021
       7     140,710      56,210     50,210      211,021     98,407     92,407       211,021      159,437      153,437      211,021
       8     147,746      47,514     42,514      211,021     96,266     91,266       211,021      171,711      166,711      211,021
       9     155,133      37,729     33,729      211,021     93,301     89,301       211,021      185,542      181,542      211,021
      10     162,889      26,619     26,619      211,021     89,334     89,334       211,021      201,292      201,292      215,382
      11     171,034      13,983     13,983      211,021     84,433     84,433       211,021      219,569      219,569      230,548
      12     179,586         (*)        (*)          (*)     78,098     78,098       211,021      239,432      239,432      251,404
      13     188,565         (*)        (*)          (*)     70,027     70,027       211,021      261,006      261,006      274,056
      14     197,993         (*)        (*)          (*)     59,829     59,829       211,021      284,423      284,423      298,644
      15     207,893         (*)        (*)          (*)     46,960     46,960       211,021      309,821      309,821      325,312
      16     218,287         (*)        (*)          (*)     30,660     30,660       211,021      337,340      337,340      354,207
      17     229,202         (*)        (*)          (*)      9,860      9,860       211,021      367,121      367,121      385,477
      18     240,662         (*)        (*)          (*)        (*)        (*)           (*)      399,302      399,302      419,267
      19     252,695         (*)        (*)          (*)        (*)        (*)           (*)      434,024      434,024      455,725
      20     265,330         (*)        (*)          (*)        (*)        (*)           (*)      471,431      471,431      495,003
      21     278,596         (*)        (*)          (*)        (*)        (*)           (*)      511,676      511,676      537,259
      22     292,526         (*)        (*)          (*)        (*)        (*)           (*)      554,914      554,914      582,660
      23     307,152         (*)        (*)          (*)        (*)        (*)           (*)      601,310      601,310      631,376
      24     322,510         (*)        (*)          (*)        (*)        (*)           (*)      651,032      651,032      683,584
      25     338,635         (*)        (*)          (*)        (*)        (*)           (*)      704,239      704,239      739,451
      26     355,567         (*)        (*)          (*)        (*)        (*)           (*)      761,075      761,075      799,129
      27     373,346         (*)        (*)          (*)        (*)        (*)           (*)      823,926      823,926      856,884
      28     392,013         (*)        (*)          (*)        (*)        (*)           (*)      893,818      893,818      920,632
      29     411,614         (*)        (*)          (*)        (*)        (*)           (*)      972,000      972,000      991,440
      30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,060,075    1,060,075    1,070,676


ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX 3

The following performance tables display historical investment results of the underlying Mutual Fund sub-accounts of the Variable Account. This information may be useful in helping potential investors in deciding which underlying Mutual Fund sub-accounts to choose and in assessing the competence of the underlying Mutual Funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying Mutual Funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying Mutual Fund sub-accounts are not guaranteed and will fluctuate so that a Policy Owner's units, when redeemed, may be worth more or less than their original cost.

                               PERFORMANCE TABLES
                                  TOTAL RETURN

---------------------------------------------------------------------------------------------------------------
                                  ANNUAL PERCENTAGE
                                        CHANGE                     NON-ANNUALIZED PERCENTAGE CHANGE
---------------------------------------------------------------------------------------------------------------
                      Fund
                      Inception                          1 Mo.    1 Yr.    2 Yrs.   3 Yrs.   5 Yrs.   Inception
                       Date*    1993     1994     1995   to       to       to       to       to       to
                                                         12/31/95 12/31/95 12/31/95 12/31/95 12/31/95 12/31/95
---------------------------------------------------------------------------------------------------------------
DREYFUS CORPORATION
Stock Index Fund      09/29/89  7.91    -0.42    35.02     1.71    35.02    34.45    45.09     96.58    90.67
Socially Responsible  10/06/93  N/A*     0.19    32.83    -0.09    32.83    33.07     N/A*     N/A*     42.42
Growth Fund
--------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND &
VIP FUND II
Asset Manager         09/06/89 19.48    -7.30    15.45     2.43    15.45     7.02    27.87    70.78    80.58
Portfolio
Contrafund Portfolio  01/03/95  N/A*     N/A*     N/A*      0.34    N/A*     N/A*     N/A*     N/A*    37.83
Equity-Income         10/09/86 16.67     5.69    33.35     2.82    33.35    40.94    64.44    146.28   181.51
Portfolio
Growth Portfolio      10/09/86 17.82    -1.31    33.62    -3.22    33.62    31.88    55.38    146.29   217.73
High Income Portfolio 09/19/85 18.95    -2.81    19.05     1.07    19.05    15.70    37.62    123.13   173.23
Overseas Portfolio    01/28/87 35.45     0.41     8.26     2.85     8.26     8.71    47.26    38.53    67.01
---------------------------------------------------------------------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST
Capital Appreciation  04/15/92  8.19    -2.18    27.69     2.89    27.69    24.91    35.14     N/A*    41.62
Fund
Government Bond Fund  11/08/82  8.10    -4.48    17.22     1.04    17.22    11.97    21.03    48.40    196.19
Money Market Fund     11/10/81  1.42     2.54     4.29     0.34     4.29     6.93     8.45    15.61    121.72
Small Company Fund    08/23/95  N/A*     N/A*     N/A*     4.34     N/A*     N/A*     N/A*     N/A*    14.10
Total Return Fund     11/08/82  9.48    -0.23    27.43     1.13    27.43    27.14    39.19    103.12   420.99
---------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MGT. TRUST
Growth Portfolio      09/10/84  5.41    -6.21    30.03    -3.03    30.03    21.95    28.55    77.93    248.96
Limited Maturity      09/10/84  5.24    -1.44     9.51     0.79     9.51     7.93    13.59    29.57    120.73
Bond Portfolio
Partners Portfolio    03/22/94  N/A*     N/A*    34.71     1.27    34.71     N/A*     N/A*     N/A*    30.30
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
Bond Fund             04/30/85 11.58    -3.20    15.49     1.34    15.49    11.79    24.73    52.20    147.19
Global Securities     11/12/90 68.11    -6.94     0.92     1.18     0.92    -6.08    57.89    47.72    48.05
Fund
Multiple Strategies   02/09/87 14.45    -3.21    19.80     0.72    19.80    15.95    32.70    65.51    126.77
Fund
---------------------------------------------------------------------------------------------------------------
STRONG SPECIAL FUND   05/08/92 23.55     2.26    24.20     2.42    24.20    27.01    56.92     N/A*    80.74
II, INC.
---------------------------------------------------------------------------------------------------------------
STRONG VARIABLE
INSURANCE PRODUCTS
FUNDS, INC.
Strong Discovery      05/08/92 20.44    -6.61    33.52    -1.43    33.52    24.70    50.19     N/A*    62.15
Fund II, Inc.
International Stock   10/20/95  N/A*     N/A*     N/A*     3.02     N/A*     N/A*     N/A*     N/A*     2.36
Fund II
---------------------------------------------------------------------------------------------------------------
TCI PORTFOLIOS, INC.
TCI Balanced          05/01/91  6.29    -0.68    19.56     0.88    19.56    18.74    26.22     N/A*    45.64
TCI Growth            11/20/87  8.88    -2.44    29.41    -1.25    29.41    26.25    37.46    87.42    139.58
TCI International     05/01/94  N/A*     N/A*    10.77     3.39    10.77     N/A*     N/A*     N/A*     4.32
---------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST
Gold and Natural      09/01/89 62.70    -6.02     9.56     1.73     9.56     2.97    67.53    51.98    39.44
Resources Fund
Worldwide Bond Fund   09/01/89  6.38    -2.59    15.79     0.80    15.79    12.79    19.99    31.07    44.33
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN AMERICAN
CAPITAL LIFE
INVESTMENT TRUST
Real Estate           07/03/95  N/A*     N/A*     N/A*     4.98     N/A*     N/A*     N/A*     N/A*     7.66
Securities Fund
---------------------------------------------------------------------------------------------------------------
WARBURG PINCUS TRUST
International Equity  06/30/95  N/A*     N/A*     N/A*     2.28     N/A*     N/A*     N/A*     N/A*     6.62
Portfolio
Small Company         06/30/95  N/A*     N/A*     N/A*     4.23     N/A*     N/A*     N/A*     N/A*    24.31
Growth Portfolio
---------------------------------------------------------------------------------------------------------------


This table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 1.30% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying Mutual Funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE COST OF INSURANCE CHARGES, SURRENDER CHARGES AND AN ANNUAL ADMINISTRATIVE CHARGE.

*The underlying Mutual Fund Inception Date is the date the underlying Mutual Fund first became effective, which is not necessarily the same date the underlying Mutual Fund was first made available through the Variable Account. For those underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the total return figures will show the investment performance such underlying Mutual Funds would have achieved (reduced by the 1.30% asset charge and underlying Mutual Fund investment advisory fees and expenses) had they been offered as sub-accounts through the Variable Account for the period quoted. Certain underlying Mutual Funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

                               PERFORMANCE TABLES
                                  TOTAL RETURN
                                   (CONTINUED)

-----------------------------------------------------
                       ANNUALIZED PERCENTAGE CHANGE
-----------------------------------------------------
                      3 Yrs.    5 Yrs. to  Inception
                      to         12/31/95  to
                      12/31/95             12/31/95
-----------------------------------------------------
DREYFUS CORPORATION
Stock Index Fund        13.21     14.47      10.87
Socially Responsible    N/A*       N/A*      17.15
Growth Fund
-----------------------------------------------------
FIDELITY VIP FUND &
VIP FUND II
Asset Manager            8.54     11.30       9.81
Portfolio
Contrafund Portfolio    N/A*       N/A*      38.19
Equity-Income           18.03     19.75      11.87
Portfolio
Growth Portfolio        15.82     19.21      13.35
High Income Portfolio   11.23     17.41      10.27
Overseas Portfolio      13.77      6.73       5.92
-----------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST
Capital Appreciation    10.56      N/A*       9.84
Fund
Government Bond Fund     6.57      8.22       8.61
Money Market Fund        2.74      2.94       5.79
Small Company Fund       N/A*      N/A*     101.60
Total Return Fund       11.65     15.32      13.38
-----------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MGT. TRUST
Growth Portfolio         8.73     12.21      11.69
Limited Maturity         4.34      5.32       7.25
Bond Portfolio
Partners Portfolio       N/A*      N/A*      16.09
-----------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
Bond Fund                7.65      8.76      8.85
Global Securities       16.45      8.12      7.94
Fund
Multiple Strategies      9.89     10.60      9.65
Fund
-----------------------------------------------------
STRONG SPECIAL FUND     16.20      N/A*     17.63
II, INC.
-----------------------------------------------------
STRONG VARIABLE
INSURANCE FUNDS, INC.
Strong Discovery        14.52      N/A*     14.18
Fund II, Inc.
International Stock     N/A*       N/A*     12.61
Fund II
-----------------------------------------------------
TCI PORTFOLIOS, INC.
TCI Balanced             8.07       N/A*     8.40
TCI Growth              11.19     13.39     11.37
TCI International       N/A*       N/A*      2.57
-----------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST
Gold and Natural        18.77      8.73      5.39
Resources Fund
Worldwide Bond Fund      6.26      5.56      5.97
-----------------------------------------------------
VAN KAMPEN AMERICAN
CAPITAL LIFE
INVESTMENT TRUST
Real Estate             N/A*       N/A*     16.18
Securities Fund
-----------------------------------------------------
WARBURG PINCUS TRUST
International Equity    N/A*       N/A*       13.91
Portfolio
Small Company Growth    N/A*       N/A*       55.63
Portfolio
-----------------------------------------------------

                               PERFORMANCE TABLES
                                   CASH VALUES

-----------------------------------------------------------------------------------------------------------------------
                                1 YR. TO 12/31/95    2 YRS. TO 12/31/95    3 YRS. TO 12/31/95     5 YRS. TO 12/31/95
-----------------------------------------------------------------------------------------------------------------------
                      Fund                Cash                  Cash                  Cash                  Cash
                     Inception    Accum.   Surr.        Accum.   Surr.        Accum.   Surr.        Accum.   Surr.
                      Date**      Value    Value        Value    Value        Value    Value        Value    Value
-----------------------------------------------------------------------------------------------------------------------
DREYFUS CORPORATION
Stock Index Fund      09/29/89    66,758   62,508       65,410   61,160       69,618   65,618       92,988   89,238
Socially Responsible  10/06/93    65,660   61,410       64,746   60,496       N/A**    N/A**        N/A**    N/A**
Growth Fund
-----------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND &
VIP FUND II
Asset Manager         09/06/89    56,993   52,743       51,867   47,617       61,420   57,420       80,751   77,001
Portfolio
Contrafund Portfolio  01-03-95     N/A**    N/A**        N/A**    N/A**        N/A**    N/A**        N/A**    N/A**
Equity-Income         10/09/86    65,921   61,671       68,675   64,425       79,335   75,335      117,786  114,036
Portfolio
Growth Portfolio      10/09/86    68,262   64,012       66,245   61,995       77,306   73,306      119,078  115,328
High Income Portfolio 09/19/85    58,810   54,560       56,201   51,951       66,248   62,248      107,053  103,303
Overseas Portfolio    01/28/87    53,413   49,163       52,812   48,562       71,304   67,304       64,360   60,610
-----------------------------------------------------------------------------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST
Capital Appreciation  04/15/92    61,296   57,046       58,960   54,710       62,882   58,882       N/A**    N/A**
Fund
Government Bond Fund  11/08/82    57,290   53,040       53,765   49,515       57,340   53,340       68,705   64,955
Money Market Fund     11/10/81    51,271   47,021       51,762   47,512       51,605   47,605       53,099   49,349
Small Company Fund    08/23/95     N/A**    N/A**        N/A**    N/A**        N/A**    N/A**        N/A**    N/A**
Total Return Fund     11/08/82    62,260   58,010       61,138   56,888       66,065   62,065       95,569   91,819
-----------------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MGT. TRUST
Growth Portfolio      09/10/84    64,307   60,057       59,239   54,989       61,490   57,490       84,038   80,288
Limited Maturity      09/10/84    54,050   49,800       52,390   48,140       54,316   50,316       60,180   56,430
Bond Portfolio
Partners Portfolio    03/22/94    66,612   62,362       N/A**    N/A**        N/A**    N/A**        N/A**    N/A**
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
Bond Fund             04/30/85    57,029   52,779       54,267   50,017       59,830   55,830       71,355   67,605
Global Securities     11/12/90    49,774   45,524       45,497   41,247       76,840   72,840       68,968   65,218
Fund
Multiple Strategies   02/09/87    59,183   54,933       56,318   52,068       63,750   59,750       77,816   74,066
Fund
-----------------------------------------------------------------------------------------------------------------------
STRONG SPECIAL FUND   05/08/92    61,352   57,102       61,799   57,549       75,779   71,779       N/A**    N/A**
II, INC.
-----------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE
INSURANCE FUNDS, INC.
Strong Discovery      05/08/92    65,994   61,744       60,513   56,263       72,221   68,221       N/A**    N/A**
Fund II, Inc.
INTERNATIONAL STOCK   01/03/95    N/A**     N/A**         N/A**    N/A**        N/A**    N/A**      N/A**    N/A**
FUND II
-----------------------------------------------------------------------------------------------------------------------
TCI PORTFOLIOS, INC.
TCI Balanced          05/01/91    59,054   54,804       57,704   53,454       60,446   56,446       N/A**    N/A**
TCI Growth            11/20/87    63,977   59,727       61,372   57,122       65,931   61,931       88,764   85,014
TCI International     05/01/94    54,648   50,398       N/A**    N/A**        N/A**    N/A**        N/A**    N/A**
-----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST
Gold and Natural      09/01/89    54,050   49,800       54,772   50,522       81,527   77,527       70,699   66,949
Resources Fund
Worldwide Bond Fund   09/01/89    57,204   52,954       49,893   45,643       57,416   53,416       60,788   57,038
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN AMERICAN
CAPITAL LIFE
INVESTMENT TRUST
Real Estate           07/03/95    N/A**    N/A**        N/A**    N/A**        N/A**    N/A**        N/A**    N/A**
Securities Fund
-----------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS TRUST
International Equity  06/30/95    N/A**    N/A**        N/A**    N/A**        N/A**    N/A**        N/A**    N/A**
Portfolio
Small Company Growth  06/30/95    N/A**    N/A**        N/A**    N/A**        N/A**    N/A**        N/A**    N/A**
Portfolio
-----------------------------------------------------------------------------------------------------------------------


This table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical single premium of $50,000 for a 50 year-old male, non-tobacco simplified, with a level death benefit and an initial specified amount of $187,451.64. The cash surrender values reflect the deduction of all applicable Policy Charges, including a 1.30% asset charge, applicable cost of insurance charges, surrender charges, and an annual administrative charge (and the deduction of applicable investment advisory fees and other expenses of the underlying Mutual Funds). See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from the Company upon request.

**The underlying Mutual Inception Date is the date the underlying Mutual Fund first became effective, which is not necessarily the same date the underlying Mutual Fund was first made available through the Variable Account. For those underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the cash values will show the investment performance such underlying Mutual Funds would have achieved (reduced by any applicable Variable Account and Policy Charges, and underlying Mutual Fund investment advisory fees and expenses) had they been offered as sub-accounts through the Variable Account for the period quoted. Certain underlying Mutual Funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

                               PERFORMANCE TABLES
                                   CASH VALUES
                                   (CONTINUED)

----------------------------------------------------------
                         10 YRS. TO       INCEPTION TO
                          12/31/95          12/31/95
----------------------------------------------------------
                                Cash               Cash
                       Accum.   Surr.    Accum.    Surr.
                       Value    Value    Value     Value
----------------------------------------------------------
DREYFUS CORPORATION
Stock Index Fund       N/A**    N/A**    87,400   84,400
Socially Responsible   N/A**    N/A**    69,145   65,145
Growth Fund
----------------------------------------------------------
FIDELITY VIP FUND &
VIP FUND II
Asset Manager          N/A**    N/A**    83,388   80,388
Portfolio
Contrafund Portfolio   N/A**    N/A**    68,176   63,926
Equity-Income          N/A**    N/A**   125,469  125,469
Portfolio
Growth Portfolio       N/A**    N/A**   144,265  144,265
High Income Portfolio 113,823  113,823  120,698  120,698
Overseas Portfolio     N/A**    N/A**    71,972   69,972
----------------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST
Capital Appreciation   N/A**    N/A**    66,948   62,948
Fund
Government Bond Fund   95,250   95,250  127,467  127,467
Money Market Fund      65,728   65,728   91,173   91,173
Small Company Fund     N/A**    N/A**    56,865   52,615
Total Return Fund     126,240  126,240  239,930  239,930
----------------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MGT. TRUST
Growth Portfolio      122,910  122,910  159,310  159,310
Limited Maturity       79,194   79,194   96,311   96,311
Bond Portfolio
Partners Portfolio     N/A**    N/A**    63,498   59,248
----------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
Bond Fund              93,661   93,661  109,384  109,384
Global Securities      N/A**    N/A**    68,842   65,342
Fund
Multiple Strategies    N/A**    N/A**   102,059  100,059
Fund
----------------------------------------------------------
STRONG SPECIAL FUND    N/A**    N/A**    86,859   82,859
II, INC.
----------------------------------------------------------
STRONG VARIABLE
INSURANCE FUNDS, INC.
INTERNATIONAL STOCK    N/A**    N/A**    51,004   46,754
FUND II
Strong Discovery       N/A**    N/A**    77,290   73,290
Fund II, Inc.
----------------------------------------------------------
TCI PORTFOLIOS, INC.
TCI Balanced           N/A**    N/A**    68,309   64,559
TCI Growth             N/A**    N/A**   109,127  107,127
TCI International      N/A**    N/A**    50,831   46,581
----------------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST
Gold and Natural       N/A**    N/A**    62,124   59,124
Resources Fund
Worldwide Bond Fund    N/A**    N/A**    65,608   62,608
----------------------------------------------------------
VAN KAMPEN AMERICAN
CAPITAL LIFE
INVESTMENT TRUST
Real Estate            N/A**    N/A**    53,472   49,222
Securities Fund
----------------------------------------------------------
WARBURG PINCUS TRUST
International Equity   N/A**    N/A**    52,959   48,709
Portfolio
Small Company Growth   N/A**    N/A**    77,014   72,764
Portfolio
----------------------------------------------------------

--------------------------------------------------------------------------------


                          Independent Auditors' Report

The Board of Directors and Contract Owners of
  Nationwide VLI Separate Account-2
  Nationwide Life Insurance Company:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996


--------------------------------------------------------------------------------

================================================================================

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1995

ASSETS:
  Investments at market value:
    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         62,614 shares (cost $1,038,589) ............................................      $  1,083,848
    Dreyfus Stock Index Fund (DryStkIx)
         271,861 shares (cost $4,342,422) ...........................................         4,676,009
    Fidelity VIP - Equity-Income Portfolio (FidEqInc)
         1,479,252 shares (cost $24,428,367) ........................................        28,505,182
    Fidelity VIP - Growth Portfolio (FidGro)
         1,134,365 shares (cost $33,508,734) ........................................        33,123,460
    Fidelity VIP - High Income Portfolio (FidHiInc)
         825,519 shares (cost $9,365,281) ...........................................         9,947,503
    Fidelity VIP - Overseas Portfolio (FidOSeas)
         676,060 shares (cost $10,850,506) ..........................................        11,526,815
    Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)
         1,172,533 shares (cost $16,833,524) ........................................        18,514,290
    Fidelity VIP-II - Contrafund Portfolio (FidContP)
         195,404 shares (cost $2,668,754) ...........................................         2,692,665
    Nationwide SAT - Capital Appreciation Fund (NWCapApp)
         212,307 shares (cost $2,582,301) ...........................................         2,861,899
    Nationwide SAT - Government Bond Fund (NWGvtBd)
         467,280 shares (cost $4,984,922) ...........................................         5,308,298
    Nationwide SAT - Money Market Fund (NWMyMkt)
         25,831,056 shares (cost $25,831,056) .......................................        25,831,056
    Nationwide SAT - Small Company Fund (NWSmCoFd)
         30,450 shares (cost $339,903) ..............................................           347,742
    Nationwide SAT - Total Return Fund (NWTotRet)
         1,926,298 shares (cost $20,615,292) ........................................        22,229,482
    Neuberger & Berman - Growth Portfolio (NBGro)
         351,272 shares (cost $8,083,142) ...........................................         9,083,899
    Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat)
         211,743 shares (cost $2,994,517) ...........................................         3,114,733
    Neuberger & Berman - Partners Portfolio (NBPart)
         216,170 shares (cost $2,643,081) ...........................................         2,859,928
    Oppenheimer - Bond Fund (OppBdFd)
         342,871 shares (cost $3,867,584) ...........................................         4,059,588
    Oppenheimer - Global Securities Fund (OppGlSec)
         397,052 shares (cost $5,971,306) ...........................................         5,955,777
    Oppenheimer - Multiple Strategies Fund (OppMult)
         349,048 shares (cost $4,730,069) ...........................................         5,078,650
    Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)
         403,468 shares (cost $4,727,581) ...........................................         5,422,616
    Strong VIP - Strong International Stock Fund II, Inc. (StIntStk2)
         9,631 shares (cost $97,747) ................................................            98,431
    Strong VIP - Strong Special Fund II, Inc. (StSpec2)
         672,585 shares (cost $10,088,689) ..........................................        11,460,850
    TCI Portfolios - TCI Balanced (TCIBal)
         217,142 shares (cost $1,372,140) ...........................................         1,528,680
    TCI Portfolios - TCI Growth (TCIGro)
         868,667 shares (cost $8,887,302) ...........................................        10,476,124
    TCI Portfolios - TCI International (TCIInt)
         208,270 shares (cost $1,082,648) ...........................................         1,110,078
    Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         244,680 shares (cost $3,489,920) ...........................................         3,528,286
    Van Eck - Worldwide Bond Fund (VEWrldBd)
         182,821 shares (cost $1,985,685) ...........................................         2,036,622
    Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)
         28,825 shares (cost $299,720) ..............................................           309,583
    Warburg Pincus - International Equity Portfolio (WPIntEq)
         158,334 shares (cost $1,656,897) ...........................................         1,686,256
    Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         273,996 shares (cost $3,188,845) ...........................................         3,427,686
                                                                                           ------------
             Total assets ...........................................................       237,886,036

    ACCOUNTS PAYABLE ................................................................           816,393
                                                                                           ------------
    CONTRACT OWNERS' EQUITY .........................................................      $237,069,643
                                                                                           ============

Contract owners' equity represented by:

                                                                                           UNITS         UNIT VALUE
                                                                                         ---------       ----------
 Single Premium contracts issued prior to April 16, 1990:
   Fidelity VIP - Equity-Income Portfolio .......................................           13,681       $26.373971    $    360,822
   Fidelity VIP - Growth Portfolio ..............................................            9,046        30.259267         273,725
   Fidelity VIP - High Income Portfolio .........................................            3,417        21.685282          74,099
   Fidelity VIP - Overseas Portfolio ............................................            9,048        17.526172         158,577
   Fidelity VIP-II - Asset Manager Portfolio ....................................            1,075        18.081878          19,438
   Nationwide SAT - Government Bond Fund ........................................            2,984        19.357639          57,763
   Nationwide SAT - Money Market Fund ...........................................            9,556        14.287454         136,531
   Nationwide SAT - Total Return Fund ...........................................            1,195        22.138653          26,456
   Neuberger & Berman - Growth Portfolio ........................................            5,776        22.976381         132,712
   Neuberger & Berman - Limited Maturity Bond Portfolio .........................            4,610        15.906671          73,330
   Oppenheimer - Global Securities Fund .........................................            1,656        11.503363          19,050
   Strong VIP - Strong Special Fund II, Inc. ....................................              319        18.309087           5,841
   TCI Portfolios - TCI Growth ..................................................            8,480        25.381408         215,234
   Van Eck - Gold and Natural Resources Fund ....................................            4,617        12.839256          59,279
   Van Eck - Worldwide Bond Fund ................................................               23        14.458585             333
   Van Kampen American Capital - Real Estate Securities Fund ....................            4,203        10.784280          45,326

 Single Premium contracts issued on or after April 16, 1990:
   The Dreyfus Socially Responsible Growth Fund, Inc. ...........................           10,235        14.242220         145,769
   Dreyfus Stock Index Fund .....................................................           57,341        13.621789         781,087
   Fidelity VIP - Equity-Income Portfolio .......................................          508,482        21.648958      11,008,105
   Fidelity VIP - Growth Portfolio ..............................................          435,011        20.999607       9,135,060
   Fidelity VIP - High Income Portfolio .........................................          124,646        22.388295       2,790,611
   Fidelity VIP - Overseas Portfolio ............................................          299,548        12.667544       3,794,537
   Fidelity VIP-II - Asset Manager Portfolio ....................................          354,042        17.721708       6,274,229
   Fidelity VIP-II - Contrafund Portfolio .......................................           63,736        11.071965         705,683
   Nationwide SAT - Capital Appreciation Fund ...................................           16,446        14.444672         237,557
   Nationwide SAT - Government Bond Fund ........................................          221,416        16.104612       3,565,819
   Nationwide SAT - Money Market Fund ...........................................        1,202,213        12.028786      14,461,163
   Nationwide SAT - Small Company Fund ..........................................           18,120        11.410311         206,755
   Nationwide SAT - Total Return Fund ...........................................          136,950        19.154939       2,623,269
   Neuberger & Berman - Growth Portfolio ........................................          167,819        16.264834       2,729,548
   Neuberger & Berman - Limited Maturity Bond Portfolio .........................           80,410        13.684722       1,100,388
   Neuberger & Berman - Partners Portfolio ......................................           59,329        13.495873         800,697
   Oppenheimer - Bond Fund ......................................................           91,827        16.056725       1,474,441
   Oppenheimer - Global Securities Fund .........................................          103,965        11.413379       1,186,592
   Oppenheimer - Multiple Strategies Fund .......................................          124,127        16.404926       2,036,294
   Strong VIP - Strong Discovery Fund II, Inc. ..................................          130,968        16.214896       2,123,632
   Strong VIP - Strong International Stock Fund II, Inc. ........................            2,862        10.226632          29,269
   Strong VIP - Strong Special Fund II, Inc. ....................................          162,203        18.074367       2,931,717
   TCI Portfolios - TCI Balanced ................................................           38,974        12.914886         503,345
   TCI Portfolios - TCI Growth ..................................................          229,772        17.116040       3,932,787
   TCI Portfolios - TCI International ...........................................           41,356        10.403803         430,260
   Van Eck - Gold and Natural Resources Fund ....................................          118,139        14.230388       1,681,164
   Van Eck - Worldwide Bond Fund ................................................           55,939        14.170551         792,686
   Van Kampen American Capital - Real Estate Securities Fund ....................           12,834        10.765797         138,168
   Warburg Pincus - International Equity Portfolio ..............................           68,691        10.661502         732,349
   Warburg Pincus - Small Company Growth Portfolio ..............................           93,602        12.430586       1,163,528

 Multiple Payment contracts and Flexible Premium contracts:
   The Dreyfus Socially Responsible Growth Fund, Inc. ...........................           65,138        14.401809         938,105
   Dreyfus Stock Index Fund .....................................................          282,759        13.775382       3,895,113
   Fidelity VIP - Equity-Income Portfolio .......................................          771,429        22.215745      17,137,870
   Fidelity VIP - Growth Portfolio ..............................................        1,116,041        21.256059      23,722,633
   Fidelity VIP - High Income Portfolio .........................................          339,950        20.852993       7,088,975
   Fidelity VIP - Overseas Portfolio ............................................          554,741        13.645033       7,569,459
   Fidelity VIP-II - Asset Manager Portfolio ....................................          764,633        15.982529      12,220,769
   Fidelity VIP-II - Contrafund Portfolio .......................................          179,024        11.099135       1,987,012
   Nationwide SAT - Capital Appreciation Fund ...................................          178,373        14.713230       2,624,443
   Nationwide SAT - Government Bond Fund ........................................          112,463        14.984933       1,685,251
   Nationwide SAT - Money Market Fund ...........................................          887,531        11.714295      10,396,800
   Nationwide SAT - Small Company Fund ..........................................           12,345        11.420759         140,989
   Nationwide SAT - Total Return Fund ...........................................        1,076,286        18.192762      19,580,615
   Neuberger & Berman - Growth Portfolio ........................................          389,800        15.962482       6,222,175
   Neuberger & Berman - Limited Maturity Bond Portfolio .........................          148,223        13.096811       1,941,249
   Neuberger & Berman - Partners Portfolio ......................................          151,517        13.591346       2,059,320
   Oppenheimer - Bond Fund ......................................................          170,613        15.164813       2,587,314
   Oppenheimer - Global Securities Fund .........................................          411,619        11.542134       4,750,962
   Oppenheimer - Multiple Strategies Fund .......................................          188,985        16.100377       3,042,730
   Strong VIP - Strong Discovery Fund II, Inc. ..................................          199,781        16.514850       3,299,353
   Strong VIP - Strong International Stock Fund II, Inc. ........................            6,756        10.236021          69,155
   Strong VIP - Strong Special Fund II, Inc. ....................................          463,043        18.408627       8,523,986
   TCI Portfolios - TCI Balanced ................................................           77,950        13.155049       1,025,436
   TCI Portfolios - TCI Growth ..................................................          391,898        16.149061       6,328,785
   TCI Portfolios - TCI International ...........................................           64,755        10.477472         678,469
   Van Eck - Gold and Natural Resources Fund ....................................          114,539        15.612002       1,788,183
   Van Eck - Worldwide Bond Fund ................................................           93,956        13.253457       1,245,242
   Van Kampen American Capital - Real Estate Securities Fund ....................           11,685        10.792212         126,107
   Warburg Pincus - International Equity Portfolio ..............................           89,255        10.687672         953,928
   Warburg Pincus - Small Company Growth Portfolio ..............................          181,701        12.461074       2,264,190
                                                                                            ======       ==========    ------------
                                                                                                                       $237,069,643
                                                                                                                       ============

See accompanying notes to financial statements.
===============================================================================

================================================================================

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                                                  1995                  1994             1993
                                                                              -------------         ------------      ------------
INVESTMENT ACTIVITY:
    Reinvested capital gains and dividends .........................          $   6,764,208            3,376,057           974,676
                                                                              -------------         ------------      ------------
    Gain (loss) on investments:
         Proceeds from redemption of mutual fund shares ............            163,574,836          184,340,809       115,961,691
         Cost of mutual fund shares sold ...........................           (154,208,870)        (184,441,475)     (113,135,035)
                                                                              -------------         ------------      ------------
         Realized gain (loss) on investments .......................              9,365,966             (100,666)        2,826,656
         Change in unrealized gain (loss) on investments ...........             17,134,325           (3,604,010)        1,224,589
                                                                              -------------         ------------      ------------
              Net gain (loss) on investments .......................             26,500,291           (3,704,676)        4,051,245
                                                                              -------------         ------------      ------------
                   Net investment activity .........................             33,264,499             (328,619)        5,025,921
                                                                              -------------         ------------      ------------

EQUITY TRANSACTIONS:
    Purchase payments received from contract owners ................            106,694,208           77,172,455        31,008,045
    Surrenders (note 2d) ...........................................             (4,970,867)          (1,308,994)         (559,275)
    Death benefits (note 4) ........................................               (143,265)             (15,398)         (360,580)
    Policy loans (net of repayments) (note 5) ......................             (2,529,830)          (2,980,396)       (1,781,013)
                                                                              -------------         ------------      ------------
                   Net equity transactions .........................             99,050,246           72,867,667        28,307,177
                                                                              -------------         ------------      ------------

EXPENSES:
    Deductions for surrender charges (note 2d) .....................               (364,725)            (116,899)          (24,490)
    Redemptions to pay cost of insurance charges
         and administrative charges (notes 2b and 2c) ..............            (14,110,656)          (5,382,393)       (1,539,443)
    Deductions for asset charges (note 3) ..........................             (1,747,342)            (879,737)         (430,173)
                                                                              -------------         ------------      ------------
                   Total expenses ..................................            (16,222,723)          (6,379,029)       (1,994,106)
                                                                              -------------         ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............................            116,092,022           66,160,019        31,338,992
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........................            120,977,621           54,817,602        23,478,610
                                                                              -------------         ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............................          $ 237,069,643          120,977,621        54,817,602
                                                                              =============          ===========        ==========

See accompanying notes to financial statements.
===============================================================================

================================================================================

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1995, 1994 AND 1993


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

     The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

     The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

   (b) The Contracts

     Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

     Contract owners may invest in the following:

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro);

     Dreyfus Stock Index Fund (DryStkIx)(formerly Dreyfus Life and Annuity Index Fund, Inc. (DLAI));

     Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);

          Fidelity VIP - Equity-Income Portfolio (FidEqInc)
          Fidelity VIP - Growth Portfolio (FidGro)
          Fidelity VIP - High Income Portfolio (FidHiInc)
          Fidelity VIP - Overseas Portfolio (FidOSeas)

     Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

          Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)
          Fidelity VIP-II - Contrafund Portfolio (FidContP)

     Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

          Nationwide SAT - Capital Appreciation Fund (NWCapApp)
          Nationwide SAT - Government Bond Fund (NWGvtBd)
          Nationwide SAT - Money Market Fund (NWMyMkt)
          Nationwide SAT - Small Company Fund (NWSmCoFd)
          Nationwide SAT - Total Return Fund (NWTotRet)

     Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);

          Neuberger & Berman - Growth Portfolio (NBGro)
          Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat) Neuberger & Berman - Partners Portfolio (NBPart)

Funds of the Oppenheimer Variable Account Funds (Oppenheimer);

          Oppenheimer - Bond Fund (OppBdFd)
          Oppenheimer - Global Securities Fund (OppGlSec)
          Oppenheimer - Multiple Strategies Fund (OppMult)

     Funds of the Strong Variable Insurance Products Funds (Strong VIP);

          Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)
          Strong VIP - Strong International Stock Fund II, Inc. (StIntStk2) Strong VIP - Strong Special Fund II, Inc. (StSpec2)

     Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);

          TCI Portfolios - TCI Balanced (TCIBal)
          TCI Portfolios - TCI Growth (TCIGro)
          TCI Portfolios - TCI International (TCIInt)

     Funds of the Van Eck Worldwide Insurance Trust (Van Eck) (formerly Van Eck Investment Trust);

          Van Eck - Gold and Natural Resources Fund (VEGoldNR)
          Van Eck - Worldwide Bond Fund (VEWrldBd) (formerly Van Eck - Global
                    Bond Fund (VEGlobBd))

     Fund of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital);

          Van Kampen American Capital - Real Estate Securities Fund
          (VKACRESec)

     Portfolios of the Warburg Pincus Trust (Warburg Pincus);

          Warburg Pincus - International Equity Portfolio (WPIntEq) Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

     At December 31, 1995, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

  (c) Security Valuation, Transactions and Related Investment Income

     The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

  (d) Federal Income Taxes

     The operations of the Account form a part of, and are taxed with, the operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

     Currently, no charge is being made to the Account for Federal income taxes, or reserves for such taxes, which may be attributed to the Account. However, the Company reserves the right to make such charges in the future.

  (e) Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

  (a) Deductions from Premiums

     On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

  (b) Cost of Insurance

     A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

  (c) Administrative Charges

     For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

     Contracts issued prior to April 16, 1990:
          Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

     Contracts issued on or after April 16, 1990:
          Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
          Purchase payments totalling $25,000 or more - $50/year

     For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

     For flexible premium contracts, the Company currently deducts a monthly administrative charge of $25 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

The above charges are assessed against each contract by liquidating units.

  (d) Surrenders

     Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

     For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

     For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

     The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

  (3) ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

(4) DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5) POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6) SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

          - Beginning unit value - Jan. 1

          - Reinvested dividends and capital gains (This amount reflects the increase in the unit value due to dividend and capital gain distributions from the underlying mutual funds.)

          - Unrealized gain (loss)
            (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

          - Asset charges
            (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

          - Ending unit value - Dec. 31

          - Percentage increase (decrease) in unit value.
===============================================================================

===============================================================================

                                                                     Schedule I

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                 FIDEQINC        FIDGRO          FIDHIINC       FIDOSEAS
                                                 --------        ------          --------       --------
1995

Beginning unit value - Jan. 1                   $19.708533      22.566466       18.151674       16.131866
------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            1.542607        .124738        1.314664         .123427
------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            5.341041       7.828480        2.410020        1.428229
------------------------------------------------------------------------------------------------------------
Asset charges                                     (.218210)      (.260417)       (.191076)       (.157350)
------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     $26.373971      30.259267       21.685282       17.526172
------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                 34%             34%             19%             9%
============================================================================================================

1994

Beginning unit value - Jan. 1                   $18.583057      22.785679       18.612185       16.009316
------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            1.395798       1.371061        1.706032         .082663
------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            (.087894)     (1.381165)      (1.991707)        .196908
------------------------------------------------------------------------------------------------------------
Asset charges                                     (.182428)      (.209109)       (.174836)       (.157021)
------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     $19.708533      22.566466       18.151674       16.131866
------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                  6%            (1)%            (2)%             1%
============================================================================================================

1993

Beginning unit value - Jan. 1                   $15.870837      19.270345       15.591886       11.777024
------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains             .463717        .428707        1.282532         .275295
------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            2.415095       3.287237        1.901458        4.091447
------------------------------------------------------------------------------------------------------------
Asset charges                                     (.166592)      (.200610)       (.163691)       (.134450)
------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     $18.583057      22.785679       18.612185       16.009316
------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                 17%            18%              19%             36%
============================================================================================================


                                                FIDASMGR        NWGVTBD          NWMYMKT        NWTOTRET
                                                --------        -------          -------        --------
1995

Beginning unit value - Jan. 1                   15.607540       16.457035       13.652006       17.312690
----------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .327932        1.167149         .768745        1.720678
----------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           2.304058        1.903991         .000000        3.293404
----------------------------------------------------------------------------------------------------------
Asset charges                                    (.157652)       (.170536)       (.133297)       (.188119)
----------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     18.081878       19.357639       14.287454       22.138653
----------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                 16%            18%              5%             28%
==========================================================================================================

1994

Beginning unit value - Jan. 1                   16.778042       17.168348       13.267517       17.291720
----------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .815806        1.079469         .512535         .875020
----------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                          (1.832732)      (1.633239)        .000000        (.688478)
----------------------------------------------------------------------------------------------------------
Asset charges                                    (.153576)       (.157543)       (.128046)       (.165572)
----------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     15.607540       16.457035       13.652006       17.312690
----------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                (7)%            (4)%             3%              0%
==========================================================================================================

1993

Beginning unit value - Jan. 1                   13.992516       15.826033       13.035884       15.738275
----------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .649736        1.013212         .357335         .643850
----------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           2.280467         .488744         .000000        1.067081
----------------------------------------------------------------------------------------------------------
Asset charges                                    (.144677)       (.159641)       (.125702)       (.157486)
----------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     16.778042       17.168348       13.267517       17.291720
----------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                 20%             8%              2%              10%
==========================================================================================================

* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

             SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                            NBGRO       NBLTDMAT     OPPGLSEC     STSPEC2      TCIGRO
                                         ----------    ---------    ---------    ---------    ---------
1995

Beginning unit value - Jan. 1            $17.608267    14.475203    11.358489    14.690448    19.544976
-------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .623265      .804090      .298934      .761035      .022491
-------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                     4.945641      .771696     (.045712)    3.013032     6.032555
-------------------------------------------------------------------------------------------------------
Asset charges                              (.200792)    (.144318)    (.108348)    (.155428)    (.218614)
-------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $22.976381    15.906671    11.503363    18.309087    25.381408
-------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     unit value*(a)                          30%          10%           1%          25%          30%
=======================================================================================================

1994

Beginning unit value - Jan. 1            $18.709214    14.635617    12.162716    14.315226    19.964524
-------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains     2.255334      .618309      .214436      .411358      .002137
-------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                    (3.185612)    (.641424)    (.903773)     .103258     (.236035)
-------------------------------------------------------------------------------------------------------
Asset charges                              (.170669)    (.137299)    (.114890)    (.139394)    (.185650)
-------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $17.608267    14.475203    11.358489    14.690448    19.544976
-------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                      (6)%          (1)%        (7)%           3%         (2)%
=======================================================================================================

1993

Beginning unit value - Jan. 1            $17.686598     13.856975       **           **       18.270571
-------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .409995       .569917                               .049805
-------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                      .782366       .345457                              1.825395
-------------------------------------------------------------------------------------------------------
Asset charges                              (.169745)     (.136732)                             (.181247)
-------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $18.709214     14.635617                             19.964524
-------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                       6%            6%                                     9%
=======================================================================================================


                                          VEGOLDNR     VEWRLDBD    VKACRESEC
                                         ---------    ---------    ---------
1995

Beginning unit value - Jan. 1            11.677805    12.443161    10.000000
----------------------------------------------------------------------------
Reinvested dividends and capital gains     .115292     1.008475      .092106
----------------------------------------------------------------------------
Unrealized gain (loss)                    1.160549     1.138120      .740132
----------------------------------------------------------------------------
Asset charges                             (.114390)    (.131171)    (.047958)
----------------------------------------------------------------------------
Ending unit value - Dec. 31              12.839256    14.458585    10.784280
----------------------------------------------------------------------------
Percentage increase (decrease)
     unit value*(a)                         10%          16%         8%(b)
============================================================================

1994

Beginning unit value - Jan. 1            12.382561    12.729709       **
----------------------------------------------------------------------------
Reinvested dividends and capital gains     .062321      .051271
----------------------------------------------------------------------------
Unrealized gain (loss)                    (.652194)    (.220753)
----------------------------------------------------------------------------
Asset charges                             (.114883)    (.117066)
----------------------------------------------------------------------------
Ending unit value - Dec. 31              11.677805    12.443161
----------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                     (6)%         (2)%
============================================================================

1993

Beginning unit value - Jan. 1             7.583732        **          **
----------------------------------------------------------------------------
Reinvested dividends and capital gains     .035765
----------------------------------------------------------------------------
Unrealized gain (loss)                    4.857738
----------------------------------------------------------------------------
Asset charges                             (.094674)
----------------------------------------------------------------------------
Ending unit value - Dec. 31              12.382561
----------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                      63%
============================================================================

*  An annualized rate of return cannot be determined as:

   (a) Asset charges do not include the policy charges discussed in note 2; and

   (b) This investment option was not utilized for the entire year indicated.

** This investment option was not available or was not utilized.

===============================================================================
                                                          Schedule I, Continued

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                          DRYSRGRO      DRYSTKLX      FIDEQINC      FIDGRO      FIDHIINC     FIDOSEAS     FIDASMGR
                                         ----------    -----------   ----------   ----------   ----------   ----------   ----------
1995

Beginning unit value - Jan. 1            $10.722275     10.088849    16.234159    15.715602    18.805616    11.700527    15.350115
----------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .392053        .36133     1.269479      .086841     1.361583      .089493      .322418
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                     3.289798      3.326196     4.390826     5.444880     2.491513     1.033414     2.260958
----------------------------------------------------------------------------------------------------------------------------------
Asset charges                              (.161906)     (.154595)    (.245506)    (.247716)    (.270417)    (.155890)    (.211783)
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $14.242220     13.621789    21.648958    20.999607    22.388295    12.667544    17.721708
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                      33%           35%          33%          34%          19%           8%          15%
==================================================================================================================================

1994

Beginning unit value - Jan. 1            $10.702403     10.131165    15.360584    15.923752    19.350153    11.652241    16.559029
----------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .276372       .283260     1.152726      .957853     1.773098      .060146      .804872
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                     (.117327)     (.195255)    (.073161)    (.966373)   (2.069306)     .144272    (1.806726)
----------------------------------------------------------------------------------------------------------------------------------
Asset charges                              (.139173)     (.130321)    (.205990)    (.199630)    (.248329)    (.156132)    (.207060)
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $10.722275     10.088849    16.234159    15.715602    18.805616    11.700527    15.350115
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                      0%            0%            6%          (1)%         (3)%          0%          (7)%
==================================================================================================================================

1993

Beginning unit value - Jan. 1                 **       $10.000000    13.165400    13.515048    16.267831     8.602313    13.859040
----------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                   1.497818      .383884      .300564     1.337665      .201014      .643313
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                  (1.334006)    2.000061     2.300317     1.977956     2.983042     2.252405
----------------------------------------------------------------------------------------------------------------------------------
Asset charges                                            (.032647)    (.188761)    (.192177)    (.233299)    (.134128)    (.195729)
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                            $10.131165    15.360584    15.923752    19.350153    11.652241    16.559029
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                                   1%(b)         17%          18%          19%          35%          19%
==================================================================================================================================

                                          FIDCONTP     NWCAPAPP     NWGVTBD
                                         ---------    ---------    ---------
1995

Beginning unit value - Jan. 1            10.000000    11.312336    13.739287
----------------------------------------------------------------------------
Reinvested dividends and capital gains     .142783      .642275      .972265
----------------------------------------------------------------------------
Unrealized gain (loss)                     .998389     2.653961     1.587542
----------------------------------------------------------------------------
Asset charges                             (.069207)    (.163900)    (.194482)
----------------------------------------------------------------------------
Ending unit value - Dec. 31              11.071965    14.444672    16.104612
----------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                    11%(b)        28%          17%
============================================================================

1994

Beginning unit value - Jan. 1                **       11.563943    14.383265
----------------------------------------------------------------------------
Reinvested dividends and capital gains                  .182742      .902346
----------------------------------------------------------------------------
Unrealized gain (loss)                                 (.286826)   (1.366016)
----------------------------------------------------------------------------
Asset charges                                          (.147523)    (.180308)
----------------------------------------------------------------------------
Ending unit value - Dec. 31                           11.312336    13.739287
----------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                                  (2)%        (4)%
============================================================================

1993

Beginning unit value - Jan. 1                 **      10.688742    13.305926
----------------------------------------------------------------------------
Reinvested dividends and capital gains                  .260088      .849957
----------------------------------------------------------------------------
Unrealized gain (loss)                                  .755302      .410720
----------------------------------------------------------------------------
Asset charges                                          (.140189)    (.183338)
----------------------------------------------------------------------------
Ending unit value - Dec. 31                           11.563943    14.383265
----------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                                   8%           8%
============================================================================


 *   An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

**   This investment option was not available or was not utilized.
===============================================================================

===============================================================================
                                                          Schedule I, Continued

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                           NWMYMKT      NWSMCOFD     NWTOTRET      NBGRO       NBLTDMAT     NBPART       OPPBDFD
                                         -----------   ----------   ----------   ----------   ----------  -----------   ----------
1995

Beginning unit value - Jan. 1            $11.534440    10.000000    15.031721    12.508337    12.496729    10.018146    13.903136
---------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .648458      .017459     1.489410      .442496      .693794      .081860      .956955
---------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                      .000000     1.418328     2.856936     3.508824      .664378     3.550382     1.391543
---------------------------------------------------------------------------------------------------------------------------------
Asset charges                              (.154112)    (.025476)    (.223128)    (.194823)    (.170179)    (.154515)    (.194909)
---------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $12.028786    11.410311    19.154939    16.264834    13.684722    13.495873    16.056725
---------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                       4%         14%(b)        27%          30%           10%         35%          15%
=================================================================================================================================

1994

Beginning unit value - Jan. 1            $11.249231       **        15.066007    13.336899    12.679406    10.000000    14.362878
---------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .433762                   .760244     1.607088      .535454      .000000      .809172
---------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                      .000000                  (.597472)   (2.269450)    (.555628)     .072562    (1.086058)
---------------------------------------------------------------------------------------------------------------------------------
Asset charges                              (.148553)                 (.197058)    (.166200)    (.162503)    (.054416)    (.182856)
---------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $11.534440                 15.031721    12.508337    12.496729    10.018146    13.903136
---------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                       3%                        0%         (6)%         (1)%         0%(b)        (3)%
=================================================================================================================================

1993

Beginning unit value - Jan. 1            $11.092030       **        13.761364    12.652864    12.047601       **        12.872824
---------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .303567                   .561430      .293188      .495297                   .894915
---------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                      .000000                   .931322      .556715      .298894                   .774891
---------------------------------------------------------------------------------------------------------------------------------
Asset charges                              (.146366)                 (.188109)    (.165868)    (.162386)                 (.179752)
---------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $11.249231                 15.066007    13.336899    12.679406                 14.362878
---------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                       1%                        9%           5%           5%                       12%
=================================================================================================================================

                                             OPPGLSEC     OPPMULT      STDISC2
                                            ----------   ----------   ----------
1995

Beginning unit value - Jan. 1               11.309050    13.693997    12.144445
-------------------------------------------------------------------------------
Reinvested dividends and capital gains        .297396     1.103154      .211667
-------------------------------------------------------------------------------
Unrealized gain (loss)                       (.045694)    1.805769     4.042004
-------------------------------------------------------------------------------
Asset charges                                (.147373)    (.197994)    (.183220)
-------------------------------------------------------------------------------
Ending unit value - Dec. 31                 11.413379    16.404926    16.214896
-------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                         1%          20%          34%
===============================================================================

1994

Beginning unit value - Jan. 1               12.152136    14.148115    13.003547
-------------------------------------------------------------------------------
Reinvested dividends and capital gains        .214078      .720350      .971167
-------------------------------------------------------------------------------
Unrealized gain (loss)                       (.900362)    (.993926)   (1.670283)
-------------------------------------------------------------------------------
Asset charges                                (.156802)    (.180542)    (.159986)
-------------------------------------------------------------------------------
Ending unit value - Dec. 31                 11.309050    13.693997    12.144445
-------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                       (7)%         (3)%         (7)%
===============================================================================

1993

Beginning unit value - Jan. 1               10.000000    12.362293    10.796269
-------------------------------------------------------------------------------
Reinvested dividends and capital gains        .000000      .546245      .809234
-------------------------------------------------------------------------------
Unrealized gain (loss)                       2.187580     1.411883     1.546688
-------------------------------------------------------------------------------
Asset charges                                (.035444)    (.172306)    (.148644)
-------------------------------------------------------------------------------
Ending unit value - Dec. 31                 12.152136    14.148115    13.003547
-------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                       22%(b)        14%         20%
===============================================================================


 *   An annualized rate of return cannot be determined as:

     (a) Asset charges do not include the policy charges discussed in note 2;
         and

     (b) This investment option was not utilized for the entire year indicated.

**   This investment option was not available or was not utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                         STINTSTK2     STSPEC2      TCIBAL        TCIGRO       TCIINT     VEGOLDNR      VEWRLDBD
                                        -----------   ---------   ----------    ----------   ----------   ----------   ---------
1995

Beginning unit value - Jan. 1           $10.000000    14.552799    10.801955    13.226279     9.392654    12.988341    12.237880
--------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains     .041085      .753037      .305779      .015219      .000000      .127947      .990055
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                     .209467     2.978850     1.961461     4.076606     1.136602     1.287916     1.118852
--------------------------------------------------------------------------------------------------------------------------------
Asset charges                             (.023920)    (.210319)    (.154309)    (.202064)    (.125453)    (.173816)    (.176236)
--------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31             $10.226632    18.074367    12.914886    17.116040    10.403803    14.230388    14.170551
--------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                     2%(b)         24%          20%          29%          11%          10%          16%
================================================================================================================================

1994

Beginning unit value - Jan. 1               **       $14.230663    10.876445    13.557427    10.000000    13.820369    12.563474
--------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                  .407898      .260556      .001450      .000000      .069418      .050533
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                  .103521     (.194370)    (.160376)    (.554327)    (.726294)    (.218292)
--------------------------------------------------------------------------------------------------------------------------------
Asset charges                                          (.189283)    (.140676)    (.172222)    (.053019)    (.175152)    (.157835)
--------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                          $14.552799    10.801955    13.226279     9.392654    12.988341    12.237880
--------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                                    2%         (1)%         (2)%         (6)%(b)      (6)%         (3)%
================================================================================================================================

1993

Beginning unit value - Jan. 1               **       $11.518529    10.232336    12.451309        **        8.494453    11.809827
--------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                  .057229      .193813      .033826                   .039957      .949184
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                 2.823424      .587650     1.241015                  5.430795     (.037350)
--------------------------------------------------------------------------------------------------------------------------------
Asset charges                                          (.168519)    (.137354)    (.168723)                 (.144836)    (.158187)
--------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                          $14.230663    10.876445     13.557427                13.820369    12.563474
--------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                                   24%           6%            9%                      63%           6%
================================================================================================================================

                                           VKACRESEC     WPINTEQ      WPSMCOGR
                                           ----------   ----------   ----------
1995

Beginning unit value - Jan. 1              10.000000    10.000000    10.000000
------------------------------------------------------------------------------
Reinvested dividends and capital gains       .091962      .077347      .000000
------------------------------------------------------------------------------
Unrealized gain (loss)                       .739397      .650501     2.501606
------------------------------------------------------------------------------
Asset charges                               (.065562)    (.066346)    (.071020)
------------------------------------------------------------------------------
Ending unit value - Dec. 31                10.765797    10.661502    12.430586
------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                       8%(b)         7%(b)       24%(b)
==============================================================================

1994

Beginning unit value - Jan. 1                 **            **          **
------------------------------------------------------------------------------
Reinvested dividends and capital gains
------------------------------------------------------------------------------
Unrealized gain (loss)
------------------------------------------------------------------------------
Asset charges
------------------------------------------------------------------------------
Ending unit value - Dec. 31
------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)
==============================================================================

1993

Beginning unit value - Jan. 1                 **            **          **
------------------------------------------------------------------------------
Reinvested dividends and capital gains
------------------------------------------------------------------------------
Unrealized gain (loss)
------------------------------------------------------------------------------
Asset charges
------------------------------------------------------------------------------
Ending unit value - Dec. 31
------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)
==============================================================================

*   An annualized rate of return cannot be determined as:

     (a)  Asset charges do not include the policy charges discussed in note 2;
          and

     (b)  This investment option was not utilized for the entire year indicated.

**   This investment option was not available or was not utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                               DrySRGro               DryStkIx         FidEqInc         FidGro         FidHiInc
                                               --------               --------         --------         ------         --------

1995
Beginning unit value - Jan. 1                  $10.788547              10.151919       16.576413       15.828463       17.428943
------------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .396430                .364933        1.297971         .087506        1.262495
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           3.317353               3.354508        4.496038        5.494030        2.316172
------------------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.100521)              (.095978)       (.154677)       (.153940)       (.154617)
------------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $14.401809              13.775382       22.215745       21.256059       20.852993
------------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                 33%                     36%             34%             34%             20%
====================================================================================================================================

1994
Beginning unit value - Jan. 1                  $10.715005              10.143796       15.606442       15.958341       17.844401
------------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .278073                .284601        1.172669         .960381        1.635883
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           (.118575)              (.195976)       (.073581)       (.966828)      (1.910067)
------------------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.085956)              (.080502)       (.129117)       (.123431)       (.141274)
------------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $10.788547              10.151919       16.576413       15.828463       17.428943
------------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                 1%                      0%              6%             (1)%            (2)%
====================================================================================================================================

1993
Beginning unit value - Jan. 1                  $10.000000              10.000000       13.308899       13.476298       14.926526
------------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .031142               1.499665         .389191         .299849        1.227974
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            .703426              (1.335764)       2.026087        2.300419        1.821967
------------------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.019563)              (.020105)       (.117735)       (.118225)       (.132066)
------------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $10.715005              10.143796       15.606442       15.958341       17.844401
------------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                7%(b)                  1%(b)            17%             18%              20%
====================================================================================================================================


                                               FidOSeas        FidAsMgr        FidContP        NWCapApp        NWGvtBd
                                               --------        --------        --------        --------        -------

1995
Beginning unit value - Jan. 1                  12.540728       13.774855       10.000000       11.465403       12.720514
------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains           .095965         .289466         .143118         .653781         .903001
------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                          1.111417        2.035460         .998657        2.696528        1.472503
------------------------------------------------------------------------------------------------------------------------
Asset charges                                   (.103077)       (.117252)       (.042640)       (.102482)       (.111085)
------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    13.645033       15.982529       11.099135       14.713230       14.984933
------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                 9%              16%            11%(b)           28%             18%
========================================================================================================================

1994
Beginning unit value - Jan. 1                  12.426854       14.785784           **          11.662121       13.250482
------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains           .064174         .719044                         .184927         .833925
------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           .152413       (1.615920)                       (.289863)      (1.261429)
------------------------------------------------------------------------------------------------------------------------
Asset charges                                   (.102713)       (.114053)                       (.091782)       (.102464)
------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    12.540728       13.774855                       11.465403       12.720514
------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                 1%             (7)%                                (2)%            (4)%
========================================================================================================================

1993
Beginning unit value - Jan. 1                   9.128094       12.312732           **          10.725293       12.196370
------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains           .213405         .571816                         .261975         .781559
------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                          3.173177        2.008516                         .761628         .376228
------------------------------------------------------------------------------------------------------------------------
Asset charges                                   (.087822)       (.107280)                       (.086775)       (.103675)
------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    12.426854       14.785784                       11.662121       13.250482
------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                36%              20%                             9%              9%
========================================================================================================================


*    An annualized rate of return cannot be determined as:
  (a)  Asset charges do not include the policy charges discussed in note 2; and
  (b)  This investment option was not utilized for the entire year indicated.

**   This investment option was not available or was not utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                                NWMyMkt        NWSmCoFd         NWTotRet         NBGro          NBLtdMat
                                                -------        --------         --------         -----          --------

1995

Beginning unit value - Jan. 1                  $11.176411      10.000000       14.205723       12.214794       11.900389
-----------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .629782        .017475        1.413734         .432461         .661221
-----------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            .000000       1.418968        2.703396        3.432609         .635177
-----------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.091898)      (.015684)       (.130091)       (.117382)       (.099976)
-----------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $11.714295      11.420759       18.192762       15.962482       13.096811
-----------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                  5%           14%(b)           28%             31%              10%
=============================================================================================================================


1994
Beginning unit value - Jan. 1                  $10.845265          **          14.167308       12.959107       12.014277
-----------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .419275                         .717782        1.562441         .507651
-----------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            .000000                        (.565055)      (2.207122)       (.526553)
-----------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.088129)                       (.114312)       (.099632)       (.094986)
-----------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $11.176411                       14.205723       12.214794       11.900389
-----------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                  3%                              0%            (6)%            (1)%
=============================================================================================================================


1993
Beginning unit value - Jan. 1                  $10.639809          **          12.875439       12.232618       11.358230
-----------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .291848                        .527331         .283612         .467224
-----------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            .000000                        .873117         .541815         .283278
-----------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.086392)                      (.108579)       (.098938)       (.094455)
-----------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $10.845265                      14.167308       12.959107       12.014277
-----------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                  2%                             10%             6%              6%
=============================================================================================================================


                                                 NBPart          OppBdFd        OppGlSec        OppMult          StDisc2
                                                 ------          -------        --------        -------          -------

1995

Beginning unit value - Jan. 1                  $10.038887       13.065574       11.379737       13.372968       12.307607
-------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .082096         .902009         .299595        1.079776         .215562
-------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           3.565899        1.310232        (.045711)       1.766931        4.106245
-------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.095536)       (.113002)       (.091487)       (.119298)       (.114564)
-------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $13.591346       15.164813       11.542134       16.100377       16.514850
-------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                  35%            16%              1%              20%             34%
=========================================================================================================================


1994
Beginning unit value - Jan. 1                  $10.000000       13.430475       12.167250       13.747705       13.112678
-------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .000000         .759284         .214589         .702216         .983647
-------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            .072401       (1.018698)       (.905246)       (.968729)      (1.689193)
-------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.033514)       (.105487)       (.096856)       (.108224)       (.099525)
-------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $10.038887       13.065574       11.379737       13.372968       12.307607
-------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                  0%             (3)%            (6)%            (3)%            (6)%
=========================================================================================================================


1993
Beginning unit value - Jan. 1                       **         $11.976650       10.000000       11.952042       10.832134
-------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                            .835328         .000000         .529802         .814568
-------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                            .721678        2.189077        1.368631        1.557980
-------------------------------------------------------------------------------------------------------------------------
Asset charges                                                    (.103181)       (.021827)       (.102770)       (.092004)
-------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                                    $13.430475       12.167250       13.747705       13.112678
-------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                                  12%            22%(b)          15%              21%
=========================================================================================================================


*    An annualized rate of return cannot be determined as:

  (a)  Asset charges do not include the policy charges discussed in note 2; and

  (b)  This investment option was not utilized for the entire year indicated.

**   This investment option was not available or was not utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                              StIntStk2       StSpec2         TCIBal          TCIGro           TCIInt
                                              ---------       -------         -------         ------           ------

1995
Beginning unit value - Jan. 1                $10.000000      14.748256       10.948128       12.417011        9.412116
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains          .041121        .764407         .310910         .014289         .000000
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                          .209625       3.027469        1.992508        3.834812        1.142911
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                  (.014725)      (.131505)       (.096497)       (.117051)       (.077555)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                  $10.236021      18.408627       13.155049       16.149061       10.477472
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                               2%(b)           25%             20%             30%             11%
=======================================================================================================================


1994
Beginning unit value - Jan. 1                    **         $14.350073       10.968814       12.664593       10.000000
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                         .412806         .263602         .001356         .000000
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                         .103139        (.196764)       (.149703)       (.555221)
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                                 (.117762)       (.087524)       (.099235)       (.032663)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                                 $14.748256       10.948128       12.417011        9.412116
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                               3%              0%             (2)%           (6)%(b)
=======================================================================================================================


1993
Beginning unit value - Jan. 1                    **         $11.556788       10.267347       11.572833           **
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                         .057587         .195102         .031592
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                        2.840017         .591395        1.156915
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                                 (.104319)       (.085030)       (.096747)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                                 $14.350073       10.968814       12.664593
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                              24%              7%              9%
=======================================================================================================================


                                               VEGoldNR        VEWrldBd        VKACRESec       WPIntEq        WPSmCoGr
                                               --------        --------        ---------       -------        --------

1995
Beginning unit value - Jan. 1                 14.178501       11.388987       10.000000       10.000000       10.000000
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains          .140115         .923751         .092168         .077521         .000000
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                         1.410450        1.041904         .740443         .651025        2.504833
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                  (.117064)       (.101185)       (.040399)       (.040874)       (.043759)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                   15.612002       13.253457       10.792212       10.687672       12.461074
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                10%            16%             8%(b)           7%(b)          25%(b)
=======================================================================================================================


1994
Beginning unit value - Jan. 1                 15.011706       11.633841           **               **             **
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains          .075618         .046884
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                         (.791458)       (.201583)
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                  (.117365)       (.090155)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                   14.178501       11.388987
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                (6)%           (2)%
=======================================================================================================================


1993
Beginning unit value - Jan. 1                  9.180337       10.880964           **               **             **
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains          .043340         .876895
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                         5.884613        (.034094)
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                  (.096584)       (.089924)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                   15.011706       11.633841
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                64%             7%
=======================================================================================================================


*    An annualized rate of return cannot be determined as:

  (a)  Asset charges do not include the policy charges discussed in note 2; and

  (b)  This investment option was not utilized for the entire year indicated.

**   This investment option was not available.


See note 6.
--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 12. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1995 and 1994, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.


                                                   KPMG Peat Marwick LLP


Columbus, Ohio
February 26, 1996

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets
                           December 31, 1995 and 1994

                                (000's omitted)

                                        ASSETS                                                1995               1994
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
  Securities available-for-sale, at fair value:
     Fixed maturities (cost $13,438,630 in 1995; $8,318,865 in 1994)                       $ 14,167,377        8,045,906
     Equity securities (cost $27,362 in 1995; $18,372 in 1994)                                   33,718           24,713
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310 in 1994)           -            3,688,787
   Mortgage loans on real estate                                                              4,786,599        4,222,284
   Real estate                                                                                  239,089          252,681
   Policy loans                                                                                 370,908          340,491
   Other long-term investments                                                                   67,280           63,914
   Short-term investments (note 13)                                                              45,732          131,643
                                                                                            -----------      -----------
                                                                                             19,710,703       16,770,419
                                                                                            -----------      -----------

Cash                                                                                             10,485            7,436
Accrued investment income                                                                       239,881          220,540
Deferred policy acquisition costs                                                             1,094,195        1,064,159
Deferred Federal income tax                                                                        --             36,515
Other assets                                                                                    795,169          790,603
Assets held in Separate Accounts (note 8)                                                    18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                            18,200,128       16,321,461
Policyholders' dividend accumulations                                                           353,554          338,058
Other policyholder funds                                                                         71,155           72,770
Accrued Federal income tax (note 7):

   Current                                                                                       34,064           13,126
   Deferred                                                                                     238,877                -
                                                                                            -----------      -----------
                                                                                                272,941           13,126
                                                                                            -----------      -----------
Other liabilities                                                                               284,143          235,778
Liabilities related to Separate Accounts (note 8)                                            18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                             37,945,599       29,203,654
                                                                                            -----------      -----------
Shareholder's equity (notes 3, 4, 5, 7, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                    3,815             3,815
   Additional paid-in capital                                                                   673,782          622,753
   Retained earnings                                                                          1,606,607        1,401,579
   Unrealized gains (losses) on securities available-for-sale, net                              384,308         (119,668)
                                                                                            -----------      -----------
                                                                                              2,668,512        1,908,479
                                                                                            -----------      -----------
Commitments and contingencies (notes 9 and 15)

                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                      1995            1994            1993
                                                                                 ---------------  --------------  -------------
Revenues (note 16):

   Traditional life insurance premiums                                                 $  274,957      209,538       215,715
   Accident and health insurance premiums                                                 509,658      324,524       312,655
   Universal life and investment product policy charges                                   307,676      239,021       188,057
   Net investment income (note 5)                                                       1,482,980    1,289,501     1,204,426
   Realized gains (losses) on investments  (notes 5 and 13)                                   836      (16,384)      113,673
                                                                                       ----------   ----------    ----------
                                                                                        2,576,107    2,046,200     2,034,526
                                                                                       ----------   ----------    ----------
Benefits and expenses:

   Benefits and claims                                                                  1,656,287    1,279,763     1,236,906
   Provision for policyholders' dividends on participating policies (note 12)              48,074       46,061        53,189
   Amortization of deferred policy acquisition costs                                       93,044       94,744       102,134
   Other operating costs and expenses                                                     458,970      352,402       329,396
                                                                                       ----------   ----------    ----------
                                                                                        2,256,375    1,772,970     1,721,625
                                                                                       ----------   ----------    ----------
      Income before Federal income tax expense and cumulative effect of
        changes in accounting principles                                                 319,732      273,230       312,901
                                                                                       ----------   ----------    ----------

Federal income tax expense (note 7):

   Current                                                                                103,464       79,847        75,124
   Deferred                                                                                 3,790        9,657        31,634
                                                                                       ----------   ----------    ----------
                                                                                          107,254       89,504       106,758
                                                                                       ----------   ----------    ----------

      Income before cumulative effect of changes in accounting principles                 212,478      183,726       206,143

Cumulative effect of changes in accounting principles, net (note 3)                            --           --         5,365
                                                                                       ----------   ----------    ----------

      Net income                                                                       $  212,478      183,726       211,508
                                                                                       ==========   ==========    ==========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                -----------   -----------   ----------- ----------------- ---------------
1993:

   Balance, beginning of year                     $   3,815      311,753    1,024,150          90,524       1,430,242
   Capital contributions                                 --      111,000           --              --         111,000
   Dividends paid to shareholder                         --           --      (17,805)             --         (17,805)
   Net income                                            --           --      211,508              --         211,508
   Unrealized losses on equity securities, net           --           --           --         (83,777)        (83,777)
                                                 ----------   ----------    ----------     ----------      ----------
   Balance, end of year                          $    3,815      422,753    1,217,853           6,747       1,651,168
                                                 ==========   ==========    =========      ==========      ==========

1994:

   Balance, beginning of year                         3,815      422,753    1,217,853           6,747       1,651,168
   Capital contribution                                  --      200,000           --              --         200,000
   Net income                                            --           --      183,726              --         183,726
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 3)                           --           --           --         216,915         216,915
   Unrealized losses on securities available-
      for-sale, net                                      --           --           --        (343,330)       (343,330)
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      622,753    1,401,579        (119,668)      1,908,479
                                                 ==========   ==========   ==========      ==========      ==========

1995:

   Balance, beginning of year                         3,815      622,753    1,401,579        (119,668)      1,908,479
   Capital contribution (note 13)                        --       51,029           --          (4,111)         46,918
   Dividends paid to shareholder                         --           --       (7,450)             --          (7,450)
   Net income                                            --           --      212,478              --         212,478
   Unrealized gains on securities available-
       for-sale, net                                     --           --           --         508,087         508,087
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      673,782    1,606,607         384,308       2,668,512
                                                 ==========   ==========   ==========      ==========      ==========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                     1995            1994            1993
                                                                               --------------    ------------     -----------
  Cash flows from operating activities:

   Net income                                                                    $   212,478        183,726        211,508
   Adjustments to reconcile net income to net cash provided by operating activities:

         Capitalization of deferred policy acquisition costs                        (349,456)      (264,434)      (191,994)
         Amortization of deferred policy acquisition costs                            93,044         94,744        102,134
         Amortization and depreciation                                                10,319          6,207         11,156
         Realized losses (gains) on invested assets, net                                 717         15,949       (113,648)
         Deferred Federal income tax expense (benefit)                                 4,023         (2,166)        (6,006)
         Increase in accrued investment income                                       (19,341)       (29,654)        (4,218)
         Increase in other assets                                                     (3,227)      (112,566)      (549,277)
         Increase in policy liabilities                                              198,200      1,038,641        509,370
         Increase in policyholders' dividend accumulations                            15,496         15,372         17,316
         Increase in accrued Federal income tax payable                               20,938            832         16,838
         Increase in other liabilities                                                48,365         17,826         26,958
         Other, net                                                                  (20,556)       (19,303)       (11,745)
                                                                                 -----------    -----------    ------------
            Net cash provided by operating activities                                211,000        945,174         18,392
                                                                                 -----------    -----------    -----------

Cash flows from investing activities:

   Proceeds from maturity of securities available-for-sale                           706,442        579,067             --
   Proceeds from sale of securities available-for-sale                               131,420        247,876         247,502
   Proceeds from maturity of fixed maturities held-to-maturity                       633,173        516,003       1,192,093
   Proceeds from sale of fixed maturities                                                 --             --          33,959
   Proceeds from repayments of mortgage loans on real estate                         215,134        220,744         146,047
   Proceeds from sale of real estate                                                  48,477         46,713          23,587
   Proceeds from repayments of policy loans and sale of other invested assets         79,620        134,998          59,643
   Cost of securities available-for-sale acquired                                 (2,232,047)    (2,569,672)        (12,550)
   Cost of fixed maturities held-to-maturity acquired                               (669,449)      (675,835)     (2,016,831)
   Cost of mortgage loans on real estate acquired                                   (821,078)      (627,025)       (475,336)
   Cost of real estate acquired                                                      (10,970)       (15,962)         (8,827)
   Policy loans issued and other invested assets acquired                            (92,904)      (118,012)        (76,491)
                                                                                 -----------    -----------    ------------
            Net cash used in investing activities                                 (2,012,182)    (2,261,105)      (887,204)
                                                                                 -----------    -----------    -----------

Cash flows from financing activities:

   Proceeds from capital contributions                                                46,918        200,000        111,000
   Dividends paid to shareholder                                                      (7,450)            --        (17,805)
   Increase in universal life and investment product account balances              3,202,135      3,640,958      2,249,740
   Decrease in universal life and investment product account balances             (1,523,283)    (2,449,580)    (1,458,504)
                                                                                 -----------    -----------    -----------
            Net cash provided by financing activities                              1,718,320      1,391,378        884,431
                                                                                 -----------    -----------    -----------

Net (decrease) increase in cash and cash equivalents                                 (82,862)        75,447         15,619

Cash and cash equivalents, beginning of year                                         139,079         63,632         48,013
                                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                                           $    56,217        139,079         63,632
                                                                                 ===========    ===========    ===========


See accompanying notes to consolidated financial statements.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

                 Notes to Consolidated Financial Statements

                       December 31, 1995, 1994 and 1993

                               (000's omitted)


(1)   ORGANIZATION AND DESCRIPTION OF BUSINESS

      Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) (formerly known as Financial Horizons Life Insurance Company), West Coast Life Insurance Company (WCLIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC) and Nationwide Financial Services, Inc. (NFS). NLIC and its subsidiaries are collectively referred to as "the Company."

      NLIC, NLAIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life insurance, health insurance and annuity products through exclusive agents, brokers and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(a) CONSOLIDATION POLICY

    The December 31, 1995 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries NLAIC, WCLIC, ELICW, NCC and NFS. The December 31, 1994 and 1993 consolidated financial statements include the accounts of NLIC, NLAIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 13. All significant intercompany balances and transactions have been eliminated.

(b) VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

    The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1995.

    Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

    Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

    Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

    In March, 1995, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 121 - ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF (SFAS 121). SFAS 121 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS 121 also addresses the accounting for long-lived assets that are expected to be disposed of. The statement is effective for fiscal years beginning after December 15, 1995 and earlier application is permitted. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 121 in 1996 and the impact on the consolidated financial statements is not expected to be material.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

(c) REVENUES AND BENEFITS

    TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

    UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

    ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d) DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

(e) SEPARATE ACCOUNTS

    Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(f) FUTURE POLICY BENEFITS

    Future policy benefits for traditional life and individual health insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

    Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Future policy benefits and claims for collectively renewable long-term disability policies (primarily discounted at 5.2%) and group long-term disability policies (primarily discounted at 5.5%) are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted.

(g) PARTICIPATING BUSINESS

    Participating business represents approximately 45% (45% in 1994 and 48% in 1993) of the Company's ordinary life insurance in force, 72% (72% in 1994 and 1993) of the number of policies in force, and 39% (41% in 1994 and 45% in 1993) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

    Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 12.

(h) FEDERAL INCOME TAX

    NLIC, NLAIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company. Beginning in 1995, ELICW files a separate Federal income tax return.

    In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING
    STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

    The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

(i) REINSURANCE CEDED

    Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j) CASH EQUIVALENTS

    For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

         (k) RECLASSIFICATION

             Certain items in the 1994 and 1993 consolidated financial statements have been reclassified to conform to the 1995 presentation.

(3)      CHANGES IN ACCOUNTING PRINCIPLES

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
             securities available-for-sale                                      $ 430,892
           Adjustment to deferred policy acquisition costs                        (97,177)
           Deferred Federal income tax                                           (116,800)
                                                                                ---------
                                                                                $ 216,915
                                                                                =========

         During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 2(h))         $ 26,344
           Accrual method of recognizing postretirement benefits other
             than pensions (net of tax benefit of $11,296) (note 11)             (20,979)
                                                                                --------
                                                                                $  5,365
                                                                                ========

(4)      BASIS OF PRESENTATION

         The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and NLAIC, WCLIC, ELICW and NCC, filed with the Department of Insurance of the State of Ohio (the Department), California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         The statutory capital shares and surplus of NLIC as reported to regulatory authorities as of December 31, 1995, 1994 and 1993 was $1,363,031, $1,262,861 and $992,631, respectively. The statutory net income of NLIC as reported to regulatory authorities for the years ended December 31, 1995, 1994 and 1993 was $86,529, $76,532 and
         $185,943, respectively.

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(5)      INVESTMENTS

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            -------------     ------------    ------------
   Gross investment income:
    Securities available-for-sale:
     Fixed maturities                                         $  772,589         674,346              --
     Equity securities                                             1,436             550           7,230
    Fixed maturities held-to-maturity                            232,692         193,009         800,255
    Mortgage loans on real estate                                410,965         376,783         364,810
    Real estate                                                   39,222          40,280          39,684
    Short-term investments                                        12,249           6,990           5,080
    Other                                                         61,701          42,831          33,832
                                                              ----------      ----------      ----------
          Total investment income                              1,530,854       1,334,789       1,250,891
   Less investment expenses                                       47,874          45,288          46,465
                                                              ----------      ----------      ----------
          Net investment income                               $1,482,980       1,289,501       1,204,426
                                                              ==========      ==========      ==========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                 1995             1994           1993
                                                           ---------------   -------------  --------------
    Securities available-for-sale:
     Fixed maturities                                         $  6,792            (7,120)              --
     Equity securities                                           3,435             1,427          129,728
    Fixed maturities                                                --                --           20,225
    Mortgage loans on real estate                               (7,312)          (20,462)         (28,241)
    Real estate and other                                       (2,079)            9,771           (8,039)
                                                              --------          --------         --------
                                                              $    836           (16,384)         113,673
                                                              ========          ========         ========


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                1995             1994
                                                                            ---------------   -------------
    Gross unrealized gains (losses)                                           $ 735,103         (266,618)
    Adjustment to deferred policy acquisition costs                            (143,851)          82,525
    Deferred Federal income tax                                                (206,944)          64,425
                                                                              ---------        ---------
                                                                              $ 384,308         (119,668)
                                                                              =========        =========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            ---------------   -------------   -------------
    Securities available-for-sale:
     Fixed maturities                                         $ 1,001,706       (703,851)           --
     Equity securities                                                 15         (1,990)      (128,837)
    Fixed maturities held-to-maturity                              86,477       (421,427)       223,392
                                                              -----------    -----------    -----------
                                                              $ 1,088,198     (1,127,268)        94,555
                                                              ===========    ===========    ===========

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         --------------  ------------ ------------- ---------------
 Fixed maturities:

  U.S. Treasury securities and obligations of U.S.
    government corporations and agencies                   $   438,109        36,714            (53)       474,770
  Obligations of states and political subdivisions               9,742         1,252             (1)        10,993
  Debt securities issued by foreign governments                162,442         9,641            (66)       172,017
  Corporate securities                                       8,902,494       524,796        (30,561)     9,396,729
  Mortgage-backed securities                                 3,925,843       196,645         (9,620)     4,112,868
                                                             ---------   -----------    -----------    -----------
      Total fixed maturities                                13,438,630       769,048        (40,301)    14,167,377
 Equity securities                                              27,362         6,441            (85)        33,718
                                                            ----------   -----------    -----------    -----------
                                                           $13,465,992       775,489        (40,386)    14,201,095
                                                           ===========   ===========    ============   ===========


The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         -------------  ------------- ------------- ---------------
SECURITIES AVAILABLE-FOR-SALE
 Fixed maturities:
  U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $  393,156        1,794       (18,941)      376,009
  Obligations of states and political subdivisions                 2,202           55           (21)        2,236
  Debt securities issued by foreign governments                  177,910          872        (9,205)      169,577
  Corporate securities                                         4,201,738       50,405      (128,698)    4,123,445
  Mortgage-backed securities                                   3,543,859       18,125      (187,345)    3,374,639
                                                              ----------    ----------    ----------    ---------
        Total fixed maturities                                 8,318,865       71,251      (344,210)    8,045,906
 Equity securities                                                18,372        6,637          (296)       24,713
                                                              ----------    ----------    ----------    ---------
                                                              $8,337,237       77,888      (344,506)    8,070,619
                                                              ==========    =========     ==========    =========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political subdivisions           $   11,613           92           (255)       11,450
  Debt securities issued by foreign governments                  16,131          111            (39)       16,203
  Corporate securities                                        3,661,043       34,180       (120,566)    3,574,657
                                                              ----------    ----------    ----------    ---------
                                                             $3,688,787       34,383       (120,860)    3,602,310
                                                              ==========    ==========    ==========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized          Estimated
                                                      cost            fair value
                                                    -----------       ------------

FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE
--------------------------------------------
Due in one year or less                             $   641,490         647,639
Due after one year through five years                 5,365,703       5,623,126
Due after five years through ten years                2,477,457       2,609,262
Due after ten years                                   1,028,137       1,174,482
                                                    -----------     -----------
                                                      9,512,787      10,054,509
Mortgage-backed securities                            3,925,843       4,112,868
                                                    -----------     -----------
                                                    $13,438,630      14,167,377
                                                    ===========     ===========

Proceeds from the sale of securities available-for-sale during 1995 and 1994 were $131,420 and $247,876, respectively, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959. Gross gains of $7,197 ($3,406 in 1994 and $2,413 in 1993) and gross losses of $2,309
($21,866 in 1994 and $39 in 1993) were realized on those sales.

During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $27,929 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $4,285.

As permitted by the FASB's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November, 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,705,644, resulting in a gross unrealized gain of $171,531.

Investments that were non-income producing for the twelve month period preceding December 31, 1995 amounted to $28,958 ($11,513 for 1994) and consisted of $8,228 (none in 1994) in fixed maturity securities, $14,740 ($11,111 in 1994) in real estate and $5,990 ($402 in 1994) in other long-term investments.

Real estate is presented at cost less accumulated depreciation of $30,931 in 1995 ($29,275 in 1994) and valuation allowances of $26,250 in 1995 ($27,330 in
1994).

Other long-term investments are presented net of valuation allowances of $457 as of December 31, 1995. There were no such valuation allowances as of December 31, 1994.

As of December 31, 1995, the recorded investment of mortgage loans on real estate considered to be impaired (under STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) was $44,995, which includes $23,975 of impaired mortgage loans on real estate for which the related valuation allowance was $5,276 and $21,020 of impaired mortgage loans on real estate for which there was no valuation allowance. During 1995, the average recorded investment in impaired mortgage loans on real estate was approximately $22,621 and interest income recognized on those loans was $416, which is equal to interest income recognized using a cash-basis method of income recognition.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Activity in the valuation allowance account for mortgage loans on real estate is summarized for the year ended December 31, 1995:

                                                                1995
                                                              --------
    Allowance, beginning year                               $ 47,892
         Additions charged to operations                       7,653
         Direct write-downs charged against the allowance     (4,850)
                                                            --------
    Allowance, end of year                                  $ 50,695
                                                            ========

    Foresclosures of mortgage loans on real estate were $37,187 in 1994 and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878, which approximated fair value.

    Fixed maturity securities with an amortized cost of $13,982 and $11,137 as of December 31, 1995 and 1994, respectively, were on deposit with various regulatory agencies as required by law.


(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for investment contracts represents approximately 82% and 81% of the total liability for future policy benefits as of December 31, 1995 and 1994, respectively. The average interest rate credited on investment product policies was approximately 6.5%, 6.5% and 7.0% for the years ended December 31, 1995, 1994 and 1993, respectively.

    The liability for future policy benefits for traditional life insurance and individual health insurance policies has been established based upon the following assumptions:

       INTEREST RATES:  Interest rates vary as follows:


                                                                                                   Health
          Year of issue                         Life Insurance                                    insurance
          --------------      ------------------------------------------------------------     ---------------
           1995               7.6%, not graded - permanent contracts with loan provisions         4.5%
                              7.7%, not graded - all other contracts
           1984-1994          6.0% to 10.5%, not graded                                           5.0% to 6.0%
           1966-1983          6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%                  3.5% to 6.0%
           1965 and prior     generally lower than post 1965 issues                               3.5% to 4.0%


    WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                      1995           1994            1993
                                                                     ----------    ----------    ---------
      Balance, beginning of year                                      $ 637,998      592,180      760,209
         Less reinsurance recoverables                                  438,761      430,720      547,683
                                                                      ---------    ---------    ---------
               Net balance, beginning of year                           199,237      161,460      212,526
                                                                      ---------    ---------    ---------
      Incurred related to:
         Current year                                                   425,907      273,299      309,721
         Prior years                                                    (17,203)     (26,156)     (26,248)
                                                                      ---------    ---------    ---------
            Total incurred                                              408,704      247,143      283,473
                                                                      ---------    ---------    ---------
      Paid related to:
         Current year                                                   290,605      175,700      208,978
         Prior years                                                    111,353       73,889      125,561
                                                                      ---------    ---------    ---------
            Total paid                                                  401,958      249,589      334,539
                                                                      ---------    ---------    ---------
      Unpaid claims of acquired companies                                 2,542       40,223         --
                                                                      ---------    ---------    ---------
               Net balance, end of year                                 208,525      199,237      161,460
         Plus reinsurance recoverables                                  491,321      438,761      430,720
                                                                      ---------    ---------    ---------
      Balance, end of year                                            $ 699,846      637,998      592,180
                                                                      =========    =========    =========

    Reinsurance recoverables include amounts from affiliates, as discussed in note 13, of $477,912, $430,936, $430,278 and $534,983 as of December 31,
    1995, 1994, 1993 and 1992, respectively.

    The provision for claims and claim adjustment expenses for prior years decreased in each of the three years ended December 31, 1995 due to lower-than-anticipated costs to settle accident and health insurance claims.


(7) FEDERAL INCOME TAX

    The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1995 and 1994 are as follows:

                                                                                       1995            1994
                                                                                     --------       --------
      Deferred tax assets:
       Future policy benefits                                                       $ 179,916      124,044
       Fixed maturity securities available-for-sale                                      --         95,536
       Liabilities in Separate Accounts                                               129,120       94,783
       Mortgage loans on real estate and real estate                                   26,062       25,632
       Other policyholder funds                                                         7,752        7,137
       Other assets and other liabilities                                              47,215       57,528
                                                                                    ---------    ---------
         Total gross deferred tax assets                                              390,065      404,660
                                                                                    ---------    ---------
      Deferred tax liabilities:
       Deferred policy acquisition costs                                              312,616      317,224
       Fixed maturity securities available-for-sale                                   266,184         --
       Equity securities available-for-sale and other
          long-term investments                                                         3,431        3,620
       Other                                                                           46,711       47,301
                                                                                    ---------    ---------
         Total gross deferred tax liabilities                                         628,942      368,145
                                                                                    ---------    ---------
                                                                                    $(238,877)      36,515
                                                                                    =========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     The Company has determined that valuation allowances are not necessary as of December 31, 1995, 1994 and 1993 based on its analysis of future deductible amounts. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

     Total Federal income tax expense for the years ended December 31, 1995, 1994 and 1993 differs from the amount computed by applying the U.S.
     Federal income tax rate to income before tax as follows:

                                                                 1995                      1994                    1993
                                                         ----------------------   ----------------------   ----------------------
                                                                Amount     %            Amount     %            Amount      %
                                                         ---------------  -----   --------------  ------   -------------  -------
      Computed (expected) tax expense                        $ 111,906    35.0       $  95,631    35.0      $ 109,515     35.0
      Tax exempt interest and dividends
         received deduction                                       (137)   (0.1)           (194)   (0.1)        (2,322)    (0.7)
      Current year increase in U.S. Federal
         income tax rate                                            --      --              --      --          1,704      0.5
      Other, net                                                (4,515)   (1.4)         (5,933)   (2.1)        (2,139)    (0.7)
                                                             ---------    ----       ---------    ----      ---------     ----
            Total (effective rate of each year)              $ 107,254    33.5       $  89,504    32.8      $ 106,758     34.1
                                                             =========    ====       =========    ====      =========     ====



     Total Federal income tax paid was $75,309, $87,576 and $58,286 during the years ended December 31, 1995, 1994 and 1993, respectively.

     Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA was approximately $35,344 as of December 31, 1995.

(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and,in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

       Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts are provided to make the fair value disclosures more meaningful.

       The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.


         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand.

         MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

         INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with
         life   contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
         The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follow as of December 31, 1995 and 1994:


                                                     1995                          1994
                                           --------------------------   -------------------------
                                             Carrying      Estimated      Carrying     Estimated
                                              amount       fair value      amount      fair value
                                           -----------    -----------   -----------   -----------
ASSETS
------
Investments:
   Securities available-for-sale:
      Fixed maturities                     $14,167,377    14,167,377     8,045,906     8,045,906
      Equity securities                         33,718        33,718        24,713        24,713
   Fixed maturities held-to-maturity              --            --       3,688,787     3,602,310
   Mortgage loans on real estate             4,786,599     5,169,805     4,222,284     4,173,284
   Policy loans                                370,908       370,908       340,491       340,491
   Short-term investments                       45,732        45,732       131,643       131,643
Cash                                            10,485        10,485         7,436         7,436
Assets held in Separate Accounts            18,763,678    18,763,678    12,222,461    12,222,461

LIABILITIES
-----------
Investment contracts                        13,561,943    13,221,724    12,189,894    11,657,556
Policy reserves on life insurance contacts   3,695,814     3,659,074     3,170,085     2,934,384
Policyholders' dividend accumulations          353,554       353,554       338,058       338,058
Other policyholder funds                        71,155        71,155        72,770        72,770
Liabilities related to Separate Accounts    18,763,678    18,224,933    12,222,461    11,807,331


(9) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES
    --------------------------------------------

    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

    Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the
    contract.   Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $361,974 extending into 1996 were outstanding as of December 31, 1995.

    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (22% in 1994) in any geographic area and no more than 2% (2% in 1994) with any one borrower.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    The summary below depicts loans by remaining principal balance as of December 31, 1995 and 1994:

                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1995:
 East North Central                                      $ 140,732     110,361     534,814     184,201     970,108
 East South Central                                         23,978      15,653     183,790      84,588     308,009
 Mountain                                                     --        18,940     144,156      48,727     211,823
 Middle Atlantic                                           124,079      72,201     183,562      18,383     398,225
 New England                                                 9,594      39,526     153,644           1     202,765
 Pacific                                                   190,628     239,687     395,914     107,650     933,879
 South Atlantic                                            101,904      74,731     458,355     279,692     914,682
 West North Central                                        134,866      14,205      81,521      37,586     268,178
 West South Central                                         69,143      99,618     194,717     272,323     635,801
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 794,924     684,922   2,330,473   1,033,151   4,843,470
                                                          =========   =========   =========   =========
     Less valuation allowances and unamortized discount                                                      56,871
                                                                                                          ---------
                Total mortgage loans on real estate, net                                                 $4,786,599
                                                                                                          =========


                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1994:
 East North Central                                      $ 109,233     103,499     540,686     191,489     944,907
 East South Central                                         24,298      10,803     127,845      76,897     239,843
 Mountain                                                    3,150      13,770     140,358      39,682     196,960
 Middle Atlantic                                            61,299      53,285     140,847      30,111     285,542
 New England                                                10,536      43,282     139,131           4     192,953
 Pacific                                                   195,393     210,930     397,911      68,768     873,002
 South Atlantic                                             87,150      81,576     424,150     210,354     803,230
 West North Central                                        127,760      11,766      80,854       4,738     225,118
 West South Central                                         51,013      84,796     184,923     194,788     515,520
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 669,832     613,707   2,176,705     816,831   4,277,075
                                                          =========   =========   =========   =========
   Less valuation allowances and unamortized discount                                                        54,791
                                                                                                          ---------
        Total mortgage loans on real estate, net                                                         $4,222,284
                                                                                                          =========


(10)  PENSION PLAN
      ------------

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

      Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement
    Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

    Pension costs charged to operations by the Company during the years ended December 31, 1995, 1994 and 1993 were $14,105, $10,451 and $6,702, respectively.

    The Company's net accrued pension expense as of December 31, 1995 and 1994 was $1,376 and $1,836, respectively.

    The net periodic pension cost for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995, 1994 and 1993 follows:

                                                                 1995          1994          1993
                                                              ---------     ---------     ---------
     Service cost (benefits earned during the period)         $  64,524        64,740        47,694
     Interest cost on projected benefit obligation               95,283        73,951        70,543
     Actual return on plan assets                              (249,294)      (21,495)     (105,002)
     Net amortization and deferral                              143,353       (62,150)       20,832
                                                               ---------     ---------     ---------
                                                              $  53,866        55,046        34,067
                                                               =========     =========     =========

    Basis for measurements, net periodic pension cost:


                                                                    1995          1994          1993
                                                                 ---------     ---------     ---------
     Weighted average discount rate                                7.50%         5.75%         6.75%
     Rate of increase in future compensation levels                6.25%         4.50%         4.75%
     Expected long-term rate of return on plan assets              8.75%         7.00%         7.50%

    Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1995
    (post-merger) and the Nationwide Insurance Companies and Affiliates Retirement Plan as of December 31, 1995 (pre-merger) and 1994 follows:

                                                                   Post-merger     Pre-merger
                                                                      1995           1995           1994
                                                                   -----------    -----------    -----------
          Accumulated benefit obligation:

          Vested                                                   $ 1,236,730      1,002,079        914,850
          Nonvested                                                     26,503          8,998          7,570
                                                                   -----------    -----------    -----------
                                                                   $ 1,263,233      1,011,077        922,420
                                                                   ===========    ===========    ===========

     Net accrued pension expense:
        Projected benefit obligation for services rendered
           to date                                                 $ 1,780,616      1,447,522      1,305,547
        Plan assets at fair value                                    1,738,004      1,508,781      1,241,771
                                                                   -----------    -----------    -----------
           Plan assets (less than) in excess of  projected
              benefit obligation                                       (42,612)        61,259        (63,776)
        Unrecognized prior service cost                                 42,845         42,850         46,201
        Unrecognized net (gains) losses                                (63,130)       (86,195)        39,408
        Unrecognized net obligation (asset) at transition               41,305        (19,841)       (21,994)
                                                                   -----------    -----------    -----------
                                                                   $   (21,592)        (1,927)          (161)
                                                                   ===========    ===========    ===========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     Basis for measurements, funded status of plan:

                                                          Post-merger       Pre-merger
                                                             1995             1995              1994
                                                        ---------------  ---------------   ---------------
     Weighed average discount rate                           6.00%             6.00%            7.50%
     Rate of increase in future compensation levels          4.25%             4.25%            6.25%



     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW. Prior to the merger, the assets of the Nationwide Insurance Companies and Affiliates Retirement Plan were invested in a group annuity contract of NLIC.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     -------------------------------------------

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the 1993 consolidated statement of income as a cumulative effect of a change in accounting principle. See note 3. The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1995 and 1994 was $51,490 and $36,001, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1995 and 1994 was $8,269 and $4,627, respectively.

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1995, 1994 and 1993 was as follows:

                                                                                   1995            1994          1993
                                                                                 --------        --------      --------
     Service cost - benefits attributed to employee service during the year      $  6,235           8,586         7,090
     Interest cost on accumulated postretirement benefit obligation                14,151          14,011        13,928
     Actual return on plan assets                                                  (2,657)         (1,622)         --
     Amortization of unrecognized transition obligation of affiliates               2,966             568           568
     Net amortization and deferral                                                 (1,619)          1,622          --
                                                                                 --------        --------      --------
                                                                                 $ 19,076          23,165        21,586
                                                                                 ========        ========      ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

       Information regarding the funded status of the plan as a whole as of December 31, 1995 and 1994 follows:

                                                                                     1995          1994
                                                                                   ---------    ---------
       Accrued postretirement benefit expense:
          Retirees                                                                 $  88,680       76,677
          Fully eligible, active plan participants                                    28,793       22,013
          Other active plan participants                                              90,375       59,089
                                                                                   ---------    ---------
             Accumulated postretirement benefit obligation (APBO)                    207,848      157,779
          Plan assets at fair value                                                   54,325       49,012
                                                                                   ---------    ---------
             Plan assets less than accumulated postretirement benefit obligation    (153,523)    (108,767)
          Unrecognized transition obligation of affiliates                             1,827        6,577
          Unrecognized net gains                                                      (1,038)     (41,497)
                                                                                   ---------    ---------
                                                                                   $(152,734)    (143,687)
                                                                                   =========    =========


       Actuarial assumptions used for the measurement of the APBO as of December 31, 1995 and 1994 and the NPPBC for 1995, 1994 and 1993 were as follows:

                                                          1995          1995          1994          1994          1993
                                                          APBO         NPPBC          APBO          NPPBC         NPPBC
                                                       -----------   -----------   ------------  ------------  ------------
           Discount rate                                 6.75%            8%            8%            7%            8%
           Assumed health care cost trend rate:
               Initial rate                                11%           10%           11%           12%           14%
               Ultimate rate                                6%            6%            6%            6%            6%
               Uniform declining period                  12 Years      12 Years      12 Years      12 Years      12 Years

       The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1995 by $641 and the NPPBC for the year ended December 31, 1995 by $107.

(12)   REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS
       -------------------------------------------------------------

       Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

       In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
       (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, as of the year-end shall inure to the benefit of the shareholder. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

      Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

      The amount of shareholder's equity other than capital shares was $2,664,697, $1,904,664 and $1,647,353 as of December 31, 1995, 1994 and
      1993, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions was $1,503,241, $929,934 and $954,037 as of December 31, 1995, 1994 and 1993,
      respectively.

      Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $2,468,687 of shareholder's equity, as presented in the accompanying consolidated financial statements, is so restricted as to dividend payments in 1996.

      Each of NLIC's insurance company subsidiaries are limited in their payment of dividends by the state insurance department of their respective state of domicile. As of December 31, 1995, the maximum amount of shareholder's equity available for dividend payment to NLIC in 1996 by its insurance company subsidiaries without prior approval are:

      Nationwide Life and Annuity Insurance Company   $10,143
      West Coast Life Insurance Company                13,153
      Employers Life Insurance Company of Wausau       10,132
      National Casualty Company                            --
                                                      -------
                                                      $33,428
                                                      =======


(13)  TRANSACTIONS WITH AFFILIATES
      ----------------------------

      On March 1, 1995, Corp. contributed all of the outstanding shares of Farmland Life Insurance Company (Farmland) to NLIC, which then merged Farmland into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. The contribution of Farmland has been accounted for in a manner similar to a pooling of interests and accordingly, Farmland's results are included in the consolidated statements of income beginning January 1, 1995. However, prior period consolidated financial statements have not been restated due to the impact of Farmland being immaterial.

      Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

      Certain annuity products are sold through three affiliated companies which are also subsidiaries of Corp. Total commissions and fees paid to these affiliates for the three years ended December 31, 1995 were $57,969, $50,470 and $44,577, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

      The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1995 and 1994 were not material.

      During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

      Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and ELICW as of December 31, 1995. These contracts are immaterial to the consolidated financial statements.

      NCC participates in several 100% quota share reinsurance agreements with NMIC and Nationwide Mutual Fire Insurance Company, the minority shareholder of Corp. As a result of these agreements, the following assets and (liabilities) are included in the consolidated financial statements as of December 31, 1995 and 1994 for reinsurance ceded:

                                                                            1995          1994
                                                                        -----------   -----------
      Reinsurance recoverable                                           $ 590,379       541,289
      Unearned premium reserves                                          (112,467)     (110,353)
      Liability for unpaid claims and claim adjustment expense           (477,912)     (430,936)

      The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

      ELICW assumes certain accident and health insurance business from Employers Insurance of Wausau A Mutual Company, an affiliate. During 1995, total premiums assumed by ELICW under the reinsurance agreement were $150,622.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $21,644 and $92,531 as of December 31, 1995 and 1994, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(14)  BANK LINES OF CREDIT
      --------------------

      As of December 31, 1995 and 1994, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization.

(15)  CONTINGENCIES
      -------------

      The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(16)  SEGMENT INFORMATION
      -------------------

      The Company operates in the long-term savings, life insurance and accident and health insurance lines of business in the life insurance and property and casualty insurance industries. Long-term savings operations include both qualified and non-qualified annuity contracts issued to both individuals and groups. Life insurance operations include whole life, universal life, variable universal life and endowment and term life insurance issued to individuals and groups. Accident and health insurance operations also provide coverage to individuals and groups. Corporate primarily includes investments, and the related investment income, which are not specifically allocated to one of the three operating segments. In addition, realized gains and losses on all general account investments are reported as a component of the corporate segment.

      During 1995, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

      The following table summarizes the revenues and income (loss) before Federal income tax expense and cumulative effect of changes in accounting principles for the years ended December 31, 1995, 1994 and 1993 and assets as of December 31, 1995, 1994 and 1993, by business segment.

                                                                                      1995           1994           1993
                                                                                 ------------    ------------   ------------
      Revenues:
           Long-term savings                                                     $  1,406,241       1,125,013      1,048,045
           Life insurance                                                             502,885         452,795        432,343
           Accident and health insurance                                              532,383         345,545        339,764
           Corporate                                                                  134,598         122,847        214,374
                                                                                 ------------    ------------   ------------
                                                                                 $  2,576,107       2,046,200      2,034,526
                                                                                 ============    ============   ============

      Income (loss) before Federal income tax expense and
          cumulative effect of changes in accounting principles:
           Long-term savings                                                          129,475          95,530         47,966
           Life insurance                                                              63,169          46,119         36,383
           Accident and health insurance                                              (12,521)         13,221         15,041
           Corporate                                                                  139,609         118,360        213,511
                                                                                 ------------    ------------   ------------
                                                                                 $    319,732         273,230        312,901
                                                                                 ============    ============   ============
      Assets:
           Long-term savings                                                       34,634,892      25,815,273     20,695,598
           Life insurance                                                           3,675,581       3,231,651      2,897,574
           Accident and health insurance                                              307,643         291,296        297,200
           Corporate                                                                1,995,995       1,773,913      1,515,989
                                                                                 ------------    ------------   ------------
                                                                                 $ 40,614,111      31,112,133     25,406,361
                                                                                 ============    ============   ============



                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 13 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 89 pages.


Representations and Undertakings.

Accountants' Consent

The Signatures.

The following exhibits required by Forms N-8B-2 and S-6:

1.   Power of Attorney dated April 4, 1996                      An original  Power of  Attorney  dated April 4, 1996 is included with the  Post-Effective  Amendment  No.  8 to the  Registration
                                                                Statement  on  Form  N-4 of  NACo  Variable  Account  (File  No.
                                                                33-33425, 811-5999) on file with the Company.

2.   Resolution of the Depositor's Board of Directors           Included with the Registration  Statement on Form N-8B-2 for the
     authorizing the establishment of the Registrant, adopted   Nationwide  VLI  Separate  Account-2,  and  hereby  incorporated herein by reference.

3.                                                              Distribution Contracts Included with the Registration Statement on
                                                                Form N-8B-2 for the Nationwide VLI Separate Account-2, and hereby incorporated herein by reference.

4.   Form of Security                                           Included  with  Post-Effective  Amendment  No.  3 and is  hereby incorporated herein by reference.

5.                                                              Articles of Incorporation of Depositor Included with the
                                                                Registration Statement on Form N-8B-2 for the Nationwide VLI
                                                                Separate Account-2, and hereby incorporated herein by reference.

6.   Application form of Security                               Included with Post-Effective Amendment No. 3 and is hereby incorporated herein by reference.

7.   Opinion of Counsel                                         Included  with  Post-Effective  Amendment  No.  3 and is  hereby incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(B) under the Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the Policies. The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the Policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


(f) That the fees and charges deducted under the Policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                              ACCOUNTANTS' CONSENT




The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:




We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.




                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 26, 1996

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 13 and has duly caused this Post-Effective Amendment No. 13 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 20th day of December, 1996.


                                               NATIONWIDE VLI SEPARATE ACCOUNT-2
                                                          (Registrant)
(Seal)                                         NATIONWIDE LIFE INSURANCE COMPANY
Attest:                                                   (Sponsor)


W. SIDNEY DRUEN                                By:        JOSEPH P. RATH
----------------------------                       -----------------------------
W. Sidney Druen                                           Joseph P. Rath
Assistant Secretary                                Vice President and Associate
                                                          General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 has been signed below by the following persons in the capacities indicated on the 20th day of December, 1996.


                SIGNATURE                                       TITLE
LEWIS J. ALPHIN                                               Director
----------------------------------
Lewis J. Alphin

KEITH W. ECKEL                                                Director
----------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                              Director
----------------------------------
Willard J. Engel

FRED C. FINNEY                                                Director
----------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                     Director
----------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                      President/Chief Operating
----------------------------------                      Officer and Director
Joseph J. Gasper

HENRY S. HOLLOWAY                                       Chairman of the Board
----------------------------------                          and Director
Henry S. Holloway

D. RICHARD McFERSON                                     Chairman and Chief Executive
----------------------------------                   Officer-Nationwide Insurance Enterprise
D. Richard McFerson                                          and Director

DAVID O. MILLER                                               Director
----------------------------------
David O. Miller

C. RAY NOECKER                                                Director
----------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                      Executive Vice President-
----------------------------------                     Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                            Director          By:          JOSEPH P. RATH
----------------------------------                                                  --------------------------------
James F. Patterson                                                                  Joseph P. Rath, Attorney-in-Fact

ARDEN L. SHISLER                                              Director
----------------------------------
Arden L. Shisler

ROBERT L. STEWART                                             Director
----------------------------------
Robert L. Stewart

NANCY C. THOMAS                                               Director
----------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                               Director
----------------------------------
Harold W. Weihl

                              POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with the MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account and Nationwide Variable Account-8; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with the Nationwide Multiple Maturity Separate Account, and the registration of Group Flexible Fund Retirement Contracts in connection with the Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with the Nationwide VLI Separate Account, Nationwide
VLI Separate Account-2 and Nationwide VLI Separate Account-3 of Nationwide Life Insurance Company, hereby constitutes and appoints D. Richard McFerson, Joseph
J. Gasper, Gordon E. McCutchan, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

        IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 9th day of August, 1996.


-------------------------------------    -------------------------------------
Lewis J. Alphin, Director                David O. Miller, Director


-------------------------------------    -------------------------------------
Keith W. Eckel, Director                 C. Ray Noecker, Director


-------------------------------------    -------------------------------------
Willard J. Engel, Director               Robert A. Oakley, Executive Vice
                                         President and Chief Financial Officer

-------------------------------------
Fred C. Finney, Director                 -------------------------------------
                                         James F. Patterson, Director

-------------------------------------
Charles F. Fuellgraf, Jr., Director      -------------------------------------
                                         Arden L. Shisler, Director

-------------------------------------
Joseph J. Gasper, President and Chief    -------------------------------------
Operating Officer and Director           Robert L. Stewart, Director


-------------------------------------    -------------------------------------
Henry S. Holloway, Chairman of the       Nancy C. Thomas, Director
Board, Director

                                         -------------------------------------
-------------------------------------    Harold W. Weihl, Director
D. Richard McFerson, Chairman and
Chief Executive Officer-Nationwide
Insurance Enterprise and Director